UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q
Quarterly Schedule of Portfolio Holdings of
Registered Management Investment Company

Investment Company Act File Number: 811-05085

Capital Income Builder
(Exact Name of Registrant as Specified in Charter)

333 South Hope Street,
Los Angeles, California 90071
(Address of Principal Executive Offices)

Registrant's telephone number, including area code:  (213) 486-9200

Date of fiscal year end: October 31

Date of reporting period: July 31, 2012

Vincent P. Corti
Capital Income Builder
333 South Hope Street
Los Angeles, California 90071
(Name and Address of Agent for Service)

Copies to:
Kathryn A. Sanders
O’Melveny & Myers LLP
400 South Hope Street, 10th Floor
Los Angeles, California 90071
(Counsel for the Registrant)

ITEM 1 – Schedule of Investments

Capital Income Builder®
Investment portfolio

July 31, 2012
unaudited

Common stocks — 71.89%	Shares	Value (000)

CONSUMER STAPLES — 14.90%
Philip Morris International Inc.	34,269,800	$3,133,631
Altria Group, Inc.	67,943,100	2,443,913
Kraft Foods Inc., Class A	23,397,000	929,095
Lorillard, Inc.	6,458,204	830,783
British American Tobacco PLC	13,420,897	714,900
Reynolds American Inc.	15,165,000	701,685
PepsiCo, Inc.	8,333,900	606,125
Nestlé SA	6,610,000	406,566
Diageo PLC	14,209,300	380,286
Wesfarmers Ltd.	8,621,573	295,279
Kimberly-Clark Corp.	3,000,000	260,730
Cia. de Bebidas das Américas — AmBev, preferred nominative (ADR)	4,816,200	185,665
Coca-Cola Co.	1,992,400	160,986
Treasury Wine Estates Ltd.	29,691,070	137,914
ConAgra Foods, Inc.	5,260,000	129,869
Kellogg Co.	2,136,000	101,887
Imperial Tobacco Group PLC	1,684,396	65,467
Koninklijke Ahold NV	2,975,000	36,220
Philip Morris CR as	42,500	22,979
Hillshire Brands Co.	791,382	20,267
Orior AG1	385,000	19,224
Axfood AB	273,609	9,696
MSM Malaysia Holdings Bhd.	4,008,400	6,494
H.J. Heinz Co.	87,672	4,840
		11,604,501

TELECOMMUNICATION SERVICES — 9.68%
AT&T Inc.	44,765,230	1,697,497
Verizon Communications Inc.	32,207,200	1,453,833
Singapore Telecommunications Ltd.	379,217,500	1,090,966
CenturyLink, Inc.	21,167,496	879,298
Vodafone Group PLC	274,521,000	785,925
OJSC Mobile TeleSystems (ADR)	12,679,654	240,279
TeliaSonera AB	30,698,256	203,356
Telefónica Czech Republic, AS	8,210,009	155,192
Advanced Info Service PCL	24,369,600	154,875
Belgacom SA	5,030,800	144,906
BCE Inc. (CAD denominated)	2,395,000	101,928
BCE Inc.	700,000	29,778
Türk Telekomünikasyon AS, Class D	33,782,000	130,622
France Télécom SA	8,055,000	107,929
Philippine Long Distance Telephone Co.	1,436,250	94,064
Hutchison Telecommunications Hong Kong Holdings Ltd.	177,576,000	86,330
MTN Group Ltd.	3,536,000	63,657
Turkcell Iletisim Hizmetleri AS2	11,110,000	62,209
KT Corp. (ADR)	1,593,700	22,710
América Móvil, SAB de CV, Series L (ADR)	810,000	21,619
Bezeq — The Israel Telecommunication Corp. Ltd.	11,334,000	11,437
		7,538,410

UTILITIES — 9.31%
National Grid PLC	129,710,348	1,347,302
SSE PLC1	61,403,600	1,264,047
Dominion Resources, Inc.	12,482,275	677,912
FirstEnergy Corp.	11,019,000	553,374
GDF SUEZ	21,463,941	480,252
Duke Energy Corp.	6,209,735	420,896
Power Assets Holdings Ltd.	44,443,000	349,597
Southern Co.	7,000,000	337,050
Exelon Corp.	6,170,000	241,370
Public Service Enterprise Group Inc.	6,027,600	200,358
PG&E Corp.	3,682,932	170,004
DTE Energy Co.	2,750,000	168,768
Xcel Energy Inc.	5,516,000	161,619
CEZ, a s	4,791,000	161,337
Ratchaburi Electricity Generating Holding PCL1	94,250,000	143,007
NextEra Energy, Inc.	2,000,000	141,800
Electricity Generating PCL1	32,596,528	105,133
SUEZ Environnement Co.	8,277,839	91,024
AES Tietê SA, ordinary nominative	3,265,300	39,326
AES Tietê SA, preferred nominative	1,740,000	24,922
Entergy Corp.	752,500	54,684
Cia. Energética de Minas Gerais — CEMIG, preferred nominative (ADR)	2,262,500	43,010
PPL Corp.	1,000,000	28,900
EDP — Energias do Brasil SA	4,020,000	26,582
Ameren Corp.	429,120	14,680
		7,246,954

FINANCIALS — 7.90%
HCP, Inc.	12,535,500	591,801
Westfield Group	37,780,683	397,037
HSBC Holdings PLC (Hong Kong)	33,695,012	285,256
HSBC Holdings PLC (United Kingdom)	9,731,535	81,460
Prudential PLC	29,416,996	351,907
Link Real Estate Investment Trust	63,905,000	280,187
Sampo Oyj, Class A	10,374,801	275,727
Westpac Banking Corp.	10,176,077	248,102
Bank of China Ltd., Class H	532,695,400	204,019
Banco Santander (Brasil) SA, units (ADR)	15,913,875	121,423
Banco Santander (Brasil) SA, units	10,669,400	80,755
Bank of Nova Scotia	3,847,200	200,829
NYSE Euronext	7,582,190	193,194
Digital Realty Trust, Inc.	2,299,855	179,550
Royal Bank of Canada	3,484,511	178,525
CapitaCommercial Trust1	159,709,300	171,979
China Construction Bank Corp., Class H	246,495,360	166,562
Starwood Property Trust, Inc.1	6,677,000	148,630
Canadian Imperial Bank of Commerce (CIBC)	2,000,000	146,283
Ascendas Real Estate Investment Trust	79,480,000	144,985
Industrial and Commercial Bank of China Ltd., Class H	240,418,260	137,963
Hudson City Bancorp, Inc.	19,845,000	126,016
BNP Paribas SA	3,272,729	121,487
Fidelity National Financial, Inc.	5,666,083	105,503
Itaú Unibanco Holding SA, preferred nominative	6,290,000	99,666
Arthur J. Gallagher & Co.	2,749,089	97,538
Sunway Real Estate Investment Trust1	174,950,000	79,942
Mapletree Industrial Trust	74,723,000	78,062
Frasers Centrepoint Trust1	53,464,000	77,335
Banco Bradesco SA, preferred nominative	4,123,373	63,585
Credit Suisse Group AG	3,596,320	61,369
Astoria Financial Corp.1	6,405,000	60,335
CapitaMall Trust, units	37,001,210	58,279
Banco Bilbao Vizcaya Argentaria, SA	8,695,531	56,961
CapitaRetail China Trust1	43,545,000	50,215
Hang Seng Bank Ltd.	3,560,000	49,534
Tesco Lotus Retail Growth Freehold and Leasehold Property Fund1	110,000,000	47,887
Equity Residential, shares of beneficial interest	750,500	47,514
Old Republic International Corp.	5,500,000	44,330
Champion Real Estate Investment Trust	92,611,638	40,724
Cache Logistics Trust1	41,000,000	36,407
Westfield Retail Trust, units	10,199,334	32,692
K-REIT Asia	35,634,700	31,786
Ascott Residence Trust	23,302,000	22,939
CDL Hospitality Trusts	9,978,500	16,438
Colony Financial, Inc.	750,000	13,762
Parkway Life Real Estate Investment Trust	8,300,000	13,073
United Bankshares, Inc.	500,000	11,650
Société Générale2	376,945	8,353
New York Community Bancorp, Inc.	465,246	6,039
Fannie Mae2	12,458,206	2,892
Freddie Mac2	5,300,000	1,245
		6,149,732

HEALTH CARE — 7.20%
Novartis AG	30,441,000	1,786,612
Abbott Laboratories	21,495,000	1,425,333
GlaxoSmithKline PLC	39,193,692	902,391
Merck & Co., Inc.	6,436,000	284,278
Bristol-Myers Squibb Co.	7,000,000	249,200
Bayer AG	2,881,000	219,459
Johnson & Johnson	3,000,000	207,660
Pfizer Inc	8,454,500	203,246
Sonic Healthcare Ltd.	14,481,270	192,512
Orion Oyj, Class B	6,264,699	125,179
Oriola-KD Oyj, Class B	4,205,677	9,935
		5,605,805

ENERGY — 5.80%
Royal Dutch Shell PLC, Class B	34,492,089	1,216,494
Royal Dutch Shell PLC, Class B (ADR)	3,306,228	233,287
Royal Dutch Shell PLC, Class A (ADR)	2,755,000	187,891
Kinder Morgan, Inc.	16,261,959	582,341
BP PLC	81,001,634	539,807
Eni SpA	17,268,177	357,795
Enbridge Inc.	7,277,607	297,752
Chevron Corp.	2,302,500	252,308
ConocoPhillips	3,654,600	198,956
Sasol Ltd.	4,333,670	180,421
Husky Energy Inc.	6,445,000	160,089
TOTAL SA	2,634,000	121,873
TOTAL SA (ADR)	600,000	27,570
Spectra Energy Corp	2,783,220	85,417
China National Offshore Oil Corp.	30,153,000	61,125
Woodside Petroleum Ltd.	470,230	16,678
		4,519,804

INDUSTRIALS — 4.34%
Lockheed Martin Corp.	7,318,500	653,322
Sydney Airport1	120,935,073	400,335
Waste Management, Inc.	7,600,000	261,440
General Electric Co.	12,000,000	249,000
Hutchison Port Holdings Trust3	233,532,000	177,484
Hutchison Port Holdings Trust	90,287,000	68,618
Singapore Technologies Engineering Ltd	91,974,000	243,904
BAE Systems PLC	40,243,675	194,904
R.R. Donnelley & Sons Co.1	12,206,957	147,948
Hays PLC1	80,375,129	94,827
Atlas Copco AB, Class B	3,837,500	77,025
Atlas Copco AB, Class A	656,192	14,782
Legrand SA	2,748,187	88,322
Schneider Electric SA	1,315,000	74,475
SMRT Corp. Ltd.	51,160,000	67,013
Hopewell Highway Infrastructure Ltd.	133,268,430	63,758
Emerson Electric Co.	1,280,000	61,145
Brambles Ltd.	8,372,091	54,813
SATS Ltd.	24,526,000	50,850
Securitas AB, Class B	5,873,565	47,848
Uponor Oyj	3,654,768	37,908
Geberit AG	171,319	33,692
United Parcel Service, Inc., Class B	440,000	33,268
Sandvik AB	2,299,922	32,044
BELIMO Holding AG	18,215	31,811
SIA Engineering Co. Ltd.	8,617,000	28,253
IMI PLC	2,125,000	27,386
United Technologies Corp.	242,000	18,015
Watsco, Inc.	228,000	15,490
Steelcase Inc., Class A	1,317,000	11,287
AB SKF, Class B	530,000	10,981
Interserve PLC	1,541,886	7,857
		3,379,805

CONSUMER DISCRETIONARY — 3.49%
British Sky Broadcasting Group PLC	43,521,000	486,170
Darden Restaurants, Inc.1	6,654,000	340,552
Time Warner Cable Inc.	2,900,000	246,297
William Hill PLC1	43,111,488	212,240
Garmin Ltd.	5,343,672	206,319
Daimler AG	3,672,400	183,949
Home Depot, Inc.	3,429,900	178,972
Greene King PLC1	14,073,299	132,168
Li & Fung Ltd.	53,718,000	106,124
Kingfisher PLC	18,845,000	78,829
Genuine Parts Co.	1,160,000	74,275
SES SA, Class A (FDR)	2,800,000	67,421
Intercontinental Hotels Group PLC	2,412,352	59,645
Leggett & Platt, Inc.	2,180,000	50,532
WPP PLC	3,775,000	47,823
Stella International Holdings Ltd.	17,584,500	43,946
Ekornes ASA1	1,990,851	27,910
OPAP SA	4,561,000	27,498
Halfords Group PLC	8,399,000	27,048
mobilezone holding ag, non-registered shares	1,785,000	18,027
Café de Coral Holdings Ltd.	6,000,000	17,254
Headlam Group PLC	3,808,547	16,540
Marks and Spencer Group PLC	2,880,000	15,068
Bijou Brigitte modische Accessoires AG	233,795	14,671
TAKKT AG	1,023,877	11,779
Aristocrat Leisure Ltd.	3,791,027	9,402
Kesa Electricals PLC	13,430,200	9,002
Home Retail Group PLC	5,312,897	6,456
		2,715,917

INFORMATION TECHNOLOGY — 2.81%
Quanta Computer Inc.	132,646,190	346,735
Quanta Computer Inc. (GDR)4	1,422,494	17,644
Microsoft Corp.	11,335,000	334,042
Delta Electronics, Inc.	81,153,233	274,637
Maxim Integrated Products, Inc.	8,290,700	225,756
Siliconware Precision Industries Co., Ltd.1	173,970,300	193,735
VTech Holdings Ltd.	12,278,200	144,478
Analog Devices, Inc.	3,451,200	134,873
Compal Electronics, Inc.	104,454,715	98,212
Xilinx, Inc.	2,589,100	83,887
Playtech Ltd.	10,202,254	55,505
Playtech Ltd.3	2,300,000	12,513
Taiwan Semiconductor Manufacturing Co. Ltd.	20,385,000	55,053
HTC Corp.	5,635,700	54,868
Neopost SA	733,281	41,845
MediaTek Inc.	3,957,418	33,648
Redecard SA, ordinary nominative	2,001,400	32,279
Canon, Inc.	761,800	25,840
Kingboard Laminates Holdings Ltd.	54,275,500	20,507
		2,186,057

MATERIALS — 2.70%
Dow Chemical Co.	14,250,000	410,115
Amcor Ltd.	42,943,530	340,275
CRH PLC	12,479,160	229,471
RPM International, Inc.1	8,340,000	221,010
Israel Chemicals Ltd.	13,793,383	163,253
Koninklijke DSM NV	3,271,000	161,106
E.I. du Pont de Nemours and Co.	3,000,000	149,100
Air Products and Chemicals, Inc.	1,500,000	120,645
Fletcher Building Ltd.	21,176,596	104,786
Formosa Plastics Corp.	35,281,000	97,635
Formosa Chemicals & Fibre Corp.	17,970,000	47,573
Akzo Nobel NV	600,000	32,412
Symrise AG	385,000	12,108
Rautaruukki Oyj	1,431,029	9,350
voestalpine AG	183,000	4,987
		2,103,826

MISCELLANEOUS — 3.76%
Other common stocks in initial period of acquisition		2,925,055

Total common stocks (cost: $49,574,629,000)		55,975,866

		Value
Preferred stocks — 0.08%	Shares	(000)

FINANCIALS — 0.04%
Public Storage, Inc., Series F, 6.45% depositary shares	1,000,000	$25,720
HSBC Holdings PLC, Series 2, 8.00%	200,000	5,550
		31,270

UTILITIES — 0.03%
Southern Co. 5.625%	800,000	20,950

GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS — 0.01%
CoBank, ACB, Class E, noncumulative3	13,000	7,951

INDUSTRIALS — 0.00%
General Electric Co. PINES 5.50%	76,200	2,009

Total preferred stocks (cost: $64,746,000)		62,180

	Shares or
Convertible securities — 0.19%	principal amount

FINANCIALS — 0.09%
Credit Suisse Group AG, Series B, 4.00% convertible notes 2013	CHF5,304,000	5,604
Credit Suisse Group AG, Series A, 4.00% convertible notes 20133	CHF41,851,000	44,217
Bank of America Corp., Series L, 7.25% convertible preferred	18,000	18,306
Fannie Mae 5.375% convertible preferred 20322	240	720
		68,847

UTILITIES — 0.07%
PPL Corp. 9.50% convertible preferred 2013, units	1,000,000	54,350

CONSUMER STAPLES — 0.02%
Universal Corp. 6.75% convertible preferred	16,000	17,043

INDUSTRIALS — 0.01%
United Continental Holdings, Inc. 6.00% convertible preferred 2030	347,000	11,340

Total convertible securities (cost: $165,356,000)		151,580

	Principal amount
Bonds & notes — 22.76%	(000)

MORTGAGE-BACKED OBLIGATIONS5 — 8.14%
Fannie Mae, Series 2002-15, Class PG, 6.00% 2017	$2,901	3,120
Fannie Mae 4.50% 2019	6,928	7,450
Fannie Mae 5.50% 2019	957	1,040
Fannie Mae 4.50% 2020	2,862	3,078
Fannie Mae 5.50% 2020	2,478	2,694
Fannie Mae, Series 2006-78, Class CG, 4.50% 2021	11,970	12,639
Fannie Mae 6.00% 2021	2,703	2,966
Fannie Mae, Series 2003-48, Class TJ, 4.50% 2022	5,336	5,439
Fannie Mae 5.00% 2023	4,412	4,794
Fannie Mae 4.00% 2024	39,577	42,361
Fannie Mae 4.00% 2024	11,330	12,114
Fannie Mae 4.50% 2024	29,430	31,703
Fannie Mae 4.50% 2024	6,596	7,105
Fannie Mae 6.00% 2024	7,297	8,236
Fannie Mae 6.00% 2024	62	69
Fannie Mae 3.50% 2025	17,980	19,133
Fannie Mae 3.50% 2026	57,508	61,194
Fannie Mae 6.00% 2026	28,806	32,555
Fannie Mae 6.00% 2026	3,199	3,524
Fannie Mae 3.00% 2027	307,500	323,740
Fannie Mae 3.00% 2027	201,577	212,569
Fannie Mae 3.00% 2027	71,523	75,517
Fannie Mae 3.50% 2027	90,765	96,509
Fannie Mae 6.00% 2027	54,681	60,235
Fannie Mae 6.00% 2028	2,156	2,375
Fannie Mae 6.00% 2028	1,489	1,643
Fannie Mae 6.00% 2028	1,245	1,371
Fannie Mae 6.00% 2028	1,209	1,332
Fannie Mae, Series 2001-25, Class ZA, 6.50% 2031	1,366	1,542
Fannie Mae 5.50% 2033	1,549	1,714
Fannie Mae 5.00% 2035	43,729	48,012
Fannie Mae 5.00% 2035	33,108	36,249
Fannie Mae, Series 2005-68, Class PG, 5.50% 2035	7,547	8,549
Fannie Mae, Series 2006-32, Class OA, principal only, 0% 2036	7,572	7,324
Fannie Mae, Series 2006-51, Class PO, principal only, 0% 2036	5,309	5,157
Fannie Mae, Series 2006-56, Class OG, principal only, 0% 2036	1,142	1,074
Fannie Mae, Series 2006-96, Class OP, principal only, 0% 2036	1,095	1,038
Fannie Mae, Series 2006-65, Class PF, 0.526% 20366	7,201	7,211
Fannie Mae 5.00% 2036	10,870	11,901
Fannie Mae, Series 2006-101, Class PC, 5.50% 2036	11,256	12,536
Fannie Mae, Series 2006-106, Class HG, 6.00% 2036	37,598	42,560
Fannie Mae, Series 2006-43, Class PX, 6.00% 2036	29,858	33,328
Fannie Mae 6.00% 2036	24,942	27,671
Fannie Mae, Series 2006-49, Class PA, 6.00% 2036	22,958	25,963
Fannie Mae 6.00% 2036	18,771	20,824
Fannie Mae 6.00% 2036	13,594	15,043
Fannie Mae 6.00% 2036	10,879	12,069
Fannie Mae 6.00% 2036	5,023	5,573
Fannie Mae 6.50% 2036	644	738
Fannie Mae 7.00% 2036	993	1,121
Fannie Mae 7.50% 2036	548	626
Fannie Mae, Series 2007-37, Class AP, 5.25% 2037	47,197	52,531
Fannie Mae, Series 2007-40, Class PT, 5.50% 2037	31,986	35,563
Fannie Mae, Series 2007-33, Class HE, 5.50% 2037	10,040	11,125
Fannie Mae 5.50% 2037	2,576	2,827
Fannie Mae 5.50% 2037	1,584	1,752
Fannie Mae 6.00% 2037	13,902	15,322
Fannie Mae 6.00% 2037	8,811	9,775
Fannie Mae 6.00% 2037	4,603	5,089
Fannie Mae 6.50% 2037	10,712	12,058
Fannie Mae 6.50% 2037	1,637	1,867
Fannie Mae 6.50% 2037	1,270	1,429
Fannie Mae 6.50% 2037	1,148	1,290
Fannie Mae 6.50% 2037	626	704
Fannie Mae 7.00% 2037	16,751	19,121
Fannie Mae 7.00% 2037	948	1,079
Fannie Mae 7.50% 2037	2,370	2,706
Fannie Mae 7.50% 2037	753	860
Fannie Mae 7.50% 2037	557	642
Fannie Mae 7.50% 2037	477	545
Fannie Mae 7.50% 2037	136	155
Fannie Mae 5.183% 20386	6,764	7,277
Fannie Mae 5.311% 20386	8,026	8,566
Fannie Mae 5.396% 20386	797	865
Fannie Mae 5.50% 2038	16,339	17,980
Fannie Mae 5.50% 2038	12,535	13,794
Fannie Mae 5.50% 2038	6,452	7,101
Fannie Mae 5.50% 2038	4,803	5,272
Fannie Mae 5.50% 2038	2,929	3,224
Fannie Mae 5.50% 2038	2,382	2,615
Fannie Mae 5.50% 2038	1,890	2,074
Fannie Mae 6.00% 2038	89,004	98,405
Fannie Mae 6.00% 2038	43,688	48,326
Fannie Mae 6.00% 2038	25,401	28,356
Fannie Mae 6.00% 2038	25,413	27,991
Fannie Mae 6.00% 2038	7,367	8,145
Fannie Mae 6.00% 2038	4,529	5,008
Fannie Mae 6.00% 2038	1,013	1,121
Fannie Mae 7.00% 2038	484	551
Fannie Mae 3.516% 20396	8,608	9,014
Fannie Mae 3.561% 20396	6,242	6,514
Fannie Mae 3.636% 20396	8,807	9,275
Fannie Mae 3.704% 20396	4,080	4,269
Fannie Mae 3.706% 20396	2,698	2,843
Fannie Mae 3.771% 20396	8,722	9,177
Fannie Mae 3.779% 20396	4,562	4,846
Fannie Mae 3.816% 20396	4,559	4,782
Fannie Mae 3.892% 20396	7,358	7,761
Fannie Mae 3.913% 20396	1,960	2,055
Fannie Mae 3.941% 20396	4,521	4,753
Fannie Mae 3.955% 20396	1,520	1,607
Fannie Mae 5.50% 2039	1,952	2,146
Fannie Mae 6.00% 2039	58,165	64,309
Fannie Mae 6.00% 2039	21,824	24,038
Fannie Mae 6.00% 2039	12,713	14,054
Fannie Mae 6.00% 2039	10,713	11,845
Fannie Mae 6.00% 2039	1,181	1,305
Fannie Mae 6.50% 2039	4,196	4,784
Fannie Mae 4.00% 2040	6,186	6,644
Fannie Mae 4.17% 20406	6,973	7,431
Fannie Mae 4.408% 20406	9,809	10,485
Fannie Mae 4.50% 2040	568	638
Fannie Mae 4.50% 2040	540	603
Fannie Mae 5.00% 2040	5,622	6,300
Fannie Mae 5.00% 2040	3,925	4,398
Fannie Mae 6.00% 2040	43,012	47,532
Fannie Mae 6.00% 2040	15,224	16,832
Fannie Mae 3.50% 2041	8,789	9,424
Fannie Mae 3.585% 20416	3,249	3,444
Fannie Mae 3.758% 20416	8,183	8,689
Fannie Mae 4.00% 2041	289,731	311,283
Fannie Mae 4.00% 2041	49,059	52,693
Fannie Mae 4.00% 2041	36,933	40,453
Fannie Mae 4.00% 2041	21,741	23,358
Fannie Mae 4.00% 2041	16,229	17,436
Fannie Mae 4.00% 2041	13,315	14,305
Fannie Mae 4.00% 2041	7,306	7,850
Fannie Mae 4.00% 2041	6,203	6,841
Fannie Mae 4.00% 2041	5,746	6,174
Fannie Mae 4.00% 2041	5,384	5,783
Fannie Mae 4.50% 2041	25,925	28,191
Fannie Mae 4.50% 2041	22,387	25,015
Fannie Mae 4.50% 2041	14,181	15,421
Fannie Mae 4.50% 2041	8,961	10,014
Fannie Mae 4.50% 2041	8,430	9,167
Fannie Mae 4.50% 2041	3,116	3,482
Fannie Mae 4.50% 2041	1,647	1,841
Fannie Mae 5.00% 2041	20,477	22,947
Fannie Mae 5.00% 2041	15,753	17,712
Fannie Mae 5.00% 2041	12,198	13,670
Fannie Mae 5.00% 2041	10,008	11,215
Fannie Mae 5.00% 2041	8,071	9,044
Fannie Mae 5.00% 2041	6,323	7,110
Fannie Mae 5.00% 2041	6,305	7,065
Fannie Mae 5.00% 2041	5,966	6,708
Fannie Mae 5.00% 2041	5,536	6,204
Fannie Mae 5.00% 2041	4,927	5,539
Fannie Mae 5.00% 2041	4,815	5,414
Fannie Mae 5.00% 2041	4,212	4,720
Fannie Mae 5.00% 2041	1,729	1,937
Fannie Mae, Series 2001-50, Class BA, 7.00% 2041	199	228
Fannie Mae, Series 2002-W3, Class A-5, 7.50% 2041	170	205
Fannie Mae 3.50% 2042	385,900	408,692
Fannie Mae 3.50% 2042	116,083	123,352
Fannie Mae 3.50% 2042	53,190	56,465
Fannie Mae 3.50% 2042	50,010	53,715
Fannie Mae 3.50% 2042	33,925	36,049
Fannie Mae 3.50% 2042	32,977	35,421
Fannie Mae 3.50% 2042	20,348	21,856
Fannie Mae 3.50% 2042	17,533	18,631
Fannie Mae 3.50% 2042	12,526	13,310
Fannie Mae 3.50% 2042	11,975	12,862
Fannie Mae 3.50% 2042	11,930	12,717
Fannie Mae 3.50% 2042	10,926	11,647
Fannie Mae 3.50% 2042	7,015	7,479
Fannie Mae 4.00% 2042	243,127	262,807
Fannie Mae 4.00% 2042	131,986	141,555
Fannie Mae 4.00% 2042	108,905	117,005
Fannie Mae 4.00% 2042	72,959	78,865
Fannie Mae 4.00% 2042	49,414	53,090
Fannie Mae 4.00% 2042	27,030	29,218
Fannie Mae 4.00% 2042	21,000	22,481
Fannie Mae 4.50% 2042	114,904	124,330
Fannie Mae 5.50% 2042	165,830	181,947
Fannie Mae 6.00% 2042	203,274	224,237
Fannie Mae 7.00% 2047	898	1,003
Freddie Mac, Series 2890, Class KT, 4.50% 2019	2,500	2,783
Freddie Mac 5.50% 2019	3,114	3,366
Freddie Mac, Series 2642, Class BL, 3.50% 2023	2,810	2,924
Freddie Mac, Series 2626, Class NG, 3.50% 2023	1,246	1,284
Freddie Mac 5.50% 2023	5,602	6,126
Freddie Mac, Series 1617, Class PM, 6.50% 2023	1,591	1,792
Freddie Mac, Series 3135, Class OP, principal only, 0% 2026	2,488	2,442
Freddie Mac 6.00% 2026	8,034	8,822
Freddie Mac 6.00% 2026	6,689	7,345
Freddie Mac 5.50% 2027	13,523	14,736
Freddie Mac 6.50% 2027	8,934	10,104
Freddie Mac, Series 2153, Class GG, 6.00% 2029	2,941	3,306
Freddie Mac, Series 2122, Class QM, 6.25% 2029	5,448	6,141
Freddie Mac 6.50% 2032	1,517	1,709
Freddie Mac, Series 3061, Class PN, 5.50% 2035	10,772	11,978
Freddie Mac, Series 3136, Class OP, principal only, 0% 2036	12,045	11,653
Freddie Mac, Series 3155, Class FO, principal only, 0% 2036	7,085	6,558
Freddie Mac, Series 3149, Class MO, principal only, 0% 2036	2,948	2,862
Freddie Mac, Series 3147, Class OD, principal only, 0% 2036	2,890	2,796
Freddie Mac, Series 3149, Class AO, principal only, 0% 2036	2,584	2,520
Freddie Mac, Series 3117, Class OG, principal only, 0% 2036	1,598	1,564
Freddie Mac, Series 3156, Class NG, 6.00% 2036	29,481	33,441
Freddie Mac, Series 3286, Class JN, 5.50% 2037	17,752	19,447
Freddie Mac 5.639% 20376	5,630	5,983
Freddie Mac, Series 3271, Class OA, 6.00% 2037	18,952	21,540
Freddie Mac 4.224% 20386	4,128	4,318
Freddie Mac 5.00% 2038	6,755	7,395
Freddie Mac 5.00% 2038	1,294	1,425
Freddie Mac 5.00% 2038	1,281	1,402
Freddie Mac 5.00% 2038	32	34
Freddie Mac 5.015% 20386	4,770	5,076
Freddie Mac 5.50% 2038	69,416	75,809
Freddie Mac 5.50% 2038	25,612	27,995
Freddie Mac 3.595% 20396	2,394	2,531
Freddie Mac 5.00% 2039	47,339	51,303
Freddie Mac 5.50% 2039	79,528	86,928
Freddie Mac 5.50% 2039	7,736	8,448
Freddie Mac 6.00% 2040	773	851
Freddie Mac 5.00% 2041	15,496	17,379
Freddie Mac 5.00% 2041	4,219	4,731
Freddie Mac 5.00% 2041	3,988	4,472
Freddie Mac 5.00% 2041	2,912	3,266
Freddie Mac 5.00% 2041	2,150	2,411
Freddie Mac 5.00% 2041	975	1,067
Freddie Mac 5.50% 2041	37,778	41,293
Freddie Mac 6.50% 2047	2,051	2,273
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2004-CBX, Class A-5, 4.654% 2037	2,896	2,984
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2005-CB12, Class A-4, 4.895% 2037	5,000	5,512
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2003-ML1, Class A-1, 3.972% 2039	1	1
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2005-LDP3, Class A-4B, 4.996% 20426	14,840	15,957
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2005-CIBC13, Class A-4, 5.284% 20436	7,200	7,858
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2006-CIBC14, Class A-4, 5.481% 20446	15,000	16,770
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2006-LDP7, Class A-4, 5.871% 20456	60,508	69,396
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2011-C4, Class A-2, 3.341% 20463	11,255	12,049
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2011-C3A, Class A-2, 3.673% 20463	17,400	18,766
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2005-LDP1, Class A-2, 4.625% 2046	7,450	7,522
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2007-LDPX, Class A-2, 5.434% (undated)	20,094	21,923
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2007-CB19, Class A-4, 5.734% 20496	9,597	11,155
Government National Mortgage Assn. 6.00% 2033	1,758	1,956
Government National Mortgage Assn. 5.50% 2034	5,154	5,713
Government National Mortgage Assn. 5.50% 2034	3,411	3,781
Government National Mortgage Assn. 6.00% 2034	2,882	3,208
Government National Mortgage Assn., Series 2005-7, Class AO, principal only, 0% 2035	5,743	5,195
Government National Mortgage Assn. 5.50% 2035	3,814	4,227
Government National Mortgage Assn. 5.50% 2036	2,207	2,447
Government National Mortgage Assn. 6.00% 2036	1,653	1,838
Government National Mortgage Assn., Series 2007-8, Class LO, principal only, 0% 2037	5,207	4,979
Government National Mortgage Assn. 4.50% 2037	10,325	11,341
Government National Mortgage Assn. 6.00% 2037	5,429	6,037
Government National Mortgage Assn. 5.50% 2039	4,977	5,516
Government National Mortgage Assn. 5.50% 2039	826	915
Government National Mortgage Assn. 6.00% 2039	8,820	9,811
Government National Mortgage Assn. 6.50% 2039	2,676	3,044
Government National Mortgage Assn. 3.50% 2040	780	849
Government National Mortgage Assn. 4.50% 2040	7,706	8,414
Government National Mortgage Assn. 4.50% 2040	4,782	5,215
Government National Mortgage Assn. 4.50% 2040	2,187	2,385
Government National Mortgage Assn. 5.00% 2040	13,851	15,111
Government National Mortgage Assn. 5.00% 2040	4,393	4,810
Government National Mortgage Assn. 5.00% 2040	3,877	4,245
Government National Mortgage Assn. 5.00% 2040	3,423	3,744
Government National Mortgage Assn. 5.00% 2040	576	631
Government National Mortgage Assn. 5.00% 2040	102	112
Government National Mortgage Assn. 6.50% 2041	3,966	4,579
Government National Mortgage Assn. 3.50% 2042	20,750	22,536
Government National Mortgage Assn. 5.816% 2058	13,760	14,985
Government National Mortgage Assn., Series 2003, 6.116% 2058	1,356	1,514
Government National Mortgage Assn. 6.172% 2058	1,174	1,277
Government National Mortgage Assn. 6.205% 2058	4,523	5,019
Government National Mortgage Assn. 6.22% 2058	2,505	2,708
CS First Boston Mortgage Securities Corp., Series 2002-30, Class I-A-1, 7.50% 2032	425	445
CS First Boston Mortgage Securities Corp., Series 2002-34, Class I-A-1, 7.50% 2032	266	286
CS First Boston Mortgage Securities Corp., Series 2003-21, Class V-A-1, 6.50% 2033	356	373
CS First Boston Mortgage Securities Corp., Series 2004-C5, Class A-3, 4.499% 2037	8,045	8,160
CS First Boston Mortgage Securities Corp., Series 2002-CKN2, Class A-3, 6.133% 2037	69	70
CS First Boston Mortgage Securities Corp., Series 2005-C5, Class A-3, 5.10% 20386	10,235	10,314
CS First Boston Mortgage Securities Corp., Series 2006-C5, Class A-3, 5.311% 2039	32,645	36,788
CS First Boston Mortgage Securities Corp., Series 2006-C1, Class A-AB, 5.416% 20396	11,929	12,558
CS First Boston Mortgage Securities Corp., Series 2007-C4, Class A-4, 5.772% 20396	25,290	27,892
CS First Boston Mortgage Securities Corp., Series 2005-C6, Class A-3, 5.23% 20406	17,214	17,696
Greenwich Capital Commercial Funding Corp., Series 2005-GG5, Class A-2, 5.117% 2037	1,553	1,558
Greenwich Capital Commercial Funding Corp., Series 2005-GG5, Class A-4-1, 5.243% 20376	38,142	39,516
Greenwich Capital Commercial Funding Corp., Series 2006-GG7, Class A-4, 5.874% 20386	14,395	16,576
Greenwich Capital Commercial Funding Corp., Series 2007-GG9, Class A-4, 5.444% 2039	11,000	12,497
Citigroup-Deutsche Bank Commercial Mortgage Trust, Series 2006-CD3, Class A-5, 5.617% 2048	47,426	54,615
American Tower Trust I, Series 2007-1A, Class A-FX, 5.42% 20373	27,000	28,290
American Tower Trust I, Series 2007-1A, Class C, 5.615% 20373	10,000	10,548
American Tower Trust I, Series 2007-1A, Class D, 5.957% 20373	15,000	15,491
Wachovia Bank Commercial Mortgage Trust, Series 2005-C22, Class A-4, 5.266% 20446	30,000	33,736
Wachovia Bank Commercial Mortgage Trust, Series 2006-C23, Class A-PB, 5.446% 2045	2,271	2,287
ML-CFC Commercial Mortgage Trust, Series 2006-4, Class A-3, 5.172% (undated)6	25,000	28,056
DBUBS Mortgage Trust, Series 2011-LC1A, Class A1, 3.742% 20463	24,231	26,055
Morgan Stanley Capital I Trust, Series 2005-HQ7, Class A-2, 5.211% 20426	2,028	2,027
Morgan Stanley Capital I Trust, Series 2006-IQ11, Class A-M, 5.728% 20426	20,105	22,610
Crown Castle Towers LLC, Series 2010-1, Class C, 4.523% 20353	8,000	8,427
Crown Castle Towers LLC, Series 2010-5, Class C, 4.174% 20373	15,000	15,955
GE Capital Commercial Mortgage Corp., Series 2002-3, Class A-2, 4.996% 2037	4,231	4,250
GE Commercial Mortgage Corp., Series 2005-C4, Class A-3A, 5.308% 20456	17,000	17,248
Northern Rock PLC 5.625% 20173	12,857	14,182
Northern Rock PLC 5.625% 2017	6,000	6,618
Banc of America Commercial Mortgage Inc., Series 2005-1, Class A-3, 4.877% 2042	2,641	2,662
Banc of America Commercial Mortgage Inc., Series 2006-2, Class A-3, 5.699% 20456	4,955	5,125
Banc of America Commercial Mortgage Inc., Series 2006-4, Class A-4, 5.634% 2046	5,000	5,695
Banc of America Commercial Mortgage Inc., Series 2007-3, Class A-4, 5.661% (undated)6	5,000	5,717
HBOS Treasury Services PLC 5.25% 20173	14,000	15,592
Bear Stearns Commercial Mortgage Securities Inc., Series 2005-PWR9, Class A-AB, 4.804% 2042	12,079	12,608
Bear Stearns Commercial Mortgage Securities Trust, Series 2006-PWR13, Class A-2, 5.426% 2041	2,542	2,581
Bear Stearns Commercial Mortgage Securities Trust, Series 2006-PWR13, Class A-4, 5.54% 2041	6,300	7,265
J.P. Morgan Chase Commercial Mortgage Securities Trust, Series 2006-LDP8, Class A-4, 5.399% 2045	5,000	5,732
American General Mortgage Loan Trust, Series 2010-1A, Class A-1, 5.15% 20583,6	4,053	4,142
Merrill Lynch Mortgage Trust, Series 2005-MKB2, Class A-2, 4.806% 2042	1,741	1,797
Merrill Lynch Mortgage Trust, Series 2005-MCP1, Class A-2, 4.556% 2043	517	522
Merrill Lynch Mortgage Trust, Series 2005-MCP1, Class A-4, 4.747% 20436	815	887
LB-UBS Commercial Mortgage Trust, Series 2005-C7, Class A-4, 5.197% 20306	2,500	2,787
Bear Stearns ARM Trust, Series 2003-8, Class III-A, 2.99% 20346	1,516	1,392
COBALT CMBS Commercial Mortgage Trust, Series 2006-C1, Class A-2, 5.174% 2048	797	804
Banc of America Mortgage Securities Inc., Series 2004-B, Class 1-A1, 2.944% 20346	165	154
		6,339,245

BONDS & NOTES OF U.S. GOVERNMENT & GOVERNMENT AGENCIES — 4.70%
U.S. Treasury 1.375% 2012	100,320	100,678
U.S. Treasury 4.375% 2012	30,000	30,049
U.S. Treasury 0.625% 2013	17,275	17,316
U.S. Treasury 1.875% 20137	19,596	20,138
U.S. Treasury 2.75% 2013	25,000	25,792
U.S. Treasury 4.25% 2013	100,000	104,207
U.S. Treasury 0.25% 2014	13,500	13,507
U.S. Treasury 1.875% 2014	49,010	50,289
U.S. Treasury 4.25% 2014	100,000	109,137
U.S. Treasury 4.25% 2015	75,000	83,912
U.S. Treasury 9.875% 2015	106,950	140,261
U.S. Treasury 10.625% 2015	7,500	9,838
U.S. Treasury 11.25% 2015	216,420	276,535
U.S. Treasury 0.125% 20167	31,600	33,226
U.S. Treasury 1.75% 2016	10,000	10,509
U.S. Treasury 2.125% 2016	4,525	4,809
U.S. Treasury 2.625% 2016	25,000	27,015
U.S. Treasury 3.25% 2016	50,000	55,476
U.S. Treasury 4.50% 2016	40,000	45,816
U.S. Treasury 7.50% 2016	190,000	246,413
U.S. Treasury 9.25% 2016	96,000	125,936
U.S. Treasury 0.625% 2017	9,250	9,276
U.S. Treasury 0.75% 2017	55,110	55,553
U.S. Treasury 0.875% 2017	27,250	27,649
U.S. Treasury 1.00% 2017	55,000	56,140
U.S. Treasury 3.25% 2017	53,870	60,560
U.S. Treasury 8.75% 2017	50,000	69,308
U.S. Treasury 8.875% 2017	135,850	191,623
U.S. Treasury 8.125% 2019	43,440	64,804
U.S. Treasury 3.50% 2020	25,000	29,508
U.S. Treasury 8.75% 2020	81,680	129,910
U.S. Treasury 8.75% 2020	30,000	47,303
U.S. Treasury 2.00% 2021	55,000	57,920
U.S. Treasury 3.625% 2021	10,000	11,948
U.S. Treasury 8.00% 2021	54,500	86,476
U.S. Treasury 8.125% 2021	25,000	39,663
U.S. Treasury 0.125% 20227	25,386	27,456
U.S. Treasury 1.75% 2022	48,250	49,456
U.S. Treasury 2.00% 2022	5,000	5,253
U.S. Treasury 6.25% 2023	25,000	36,861
U.S. Treasury 7.125% 2023	25,000	38,744
U.S. Treasury 6.875% 2025	25,000	39,736
U.S. Treasury 6.25% 2030	26,820	43,254
U.S. Treasury 3.875% 2040	67,540	86,382
U.S. Treasury 4.75% 2041	61,005	89,391
Federal Home Loan Bank, Series 363, 4.50% 2012	50,000	50,620
Federal Home Loan Bank 3.625% 2013	105,000	109,327
Federal Home Loan Bank 5.50% 2014	107,500	118,837
Federal Home Loan Bank, Series 2816, 1.00% 2017	14,955	15,126
Fannie Mae, Series 1, 4.75% 2012	75,000	76,027
Fannie Mae 2.75% 2014	20,000	20,802
Fannie Mae 4.625% 2014	25,000	27,338
Fannie Mae 5.00% 2015	25,000	28,107
Fannie Mae 5.375% 2016	10,420	12,392
Freddie Mac 3.00% 2014	40,000	42,111
Freddie Mac 5.00% 2014	40,000	43,638
Freddie Mac 5.50% 2016	14,580	17,379
Freddie Mac 1.00% 2017	20,500	20,727
Freddie Mac 5.50% 2017	50,000	61,574
United States Government Agency-Guaranteed (FDIC insured), Ally Financial Inc. 1.75% 2012	15,000	15,057
United States Government Agency-Guaranteed (FDIC insured), Ally Financial Inc. 2.20% 2012	20,000	20,151
CoBank ACB 7.875% 20183	12,160	15,013
CoBank ACB 1.068% 20223,6	11,690	9,363
United States Government Agency-Guaranteed (FDIC insured), Citigroup Inc. 1.875% 2012	15,000	15,056
United States Government Agency-Guaranteed (FDIC insured), Citigroup Inc. 2.25% 2012	6,300	6,344
United States Government Agency-Guaranteed (FDIC insured), General Electric Capital Corp., Series G, 2.625% 2012	20,000	20,199
United States Government Agency-Guaranteed (FDIC insured), JPMorgan Chase & Co. 0.712% 20126	15,000	15,027
Federal Farm Credit Banks, Consolidated Systemwide Designated Bonds, 3.00% 2014	10,000	10,565
Tennessee Valley Authority, 4.65% 2035	5,080	6,226
		3,662,039

FINANCIALS — 2.44%
Prologis, Inc. 7.625% 2014	24,420	27,017
Prologis, Inc. 6.25% 2017	34,380	39,296
Prologis, Inc. 6.625% 2018	35,930	42,345
Prologis, Inc. 6.625% 2019	6,878	8,280
Prologis, Inc. 7.375% 2019	38,684	48,335
Prologis, Inc. 6.875% 2020	76,850	94,919
Westfield Capital Corp. Ltd., WT Finance (Australia) Pty Ltd. and WEA Finance LLC 5.125% 20143	20,285	21,531
Westfield Group 7.50% 20143	20,000	21,829
Westfield Group 5.75% 20153	26,550	29,121
Westfield Group 5.70% 20163	28,500	31,764
Westfield Group 7.125% 20183	36,010	42,975
Westfield Group 6.75% 20193	22,295	26,648
WEA Finance LLC 4.625% 20213	10,033	10,878
Murray Street Investment Trust I 4.647% 2017	25,610	26,358
Goldman Sachs Group, Inc. 5.25% 2021	57,500	60,697
Goldman Sachs Group, Inc. 5.75% 2022	34,550	37,849
JPMorgan Chase & Co. 3.45% 2016	10,000	10,585
JPMorgan Chase & Co. 4.625% 2021	5,000	5,581
JPMorgan Chase & Co. 4.50% 2022	4,500	5,002
JPMorgan Chase & Co., Series I, junior subordinated 7.90% (undated)6	78,766	87,227
Wells Fargo & Co. 2.10% 2017	7,500	7,690
Wells Fargo & Co., Series K, junior subordinated 7.98% (undated)6	84,806	95,407
Simon Property Group, LP 6.75% 2014	20,000	21,701
Simon Property Group, LP 4.20% 2015	2,430	2,583
Simon Property Group, LP 2.15% 2017	5,000	5,113
Simon Property Group, LP 5.875% 2017	5,000	5,854
Simon Property Group, LP 6.125% 2018	5,665	6,817
Simon Property Group, LP 4.125% 2021	3,500	3,863
Simon Property Group, LP 4.375% 2021	17,400	19,546
Bank of America Corp., Series L, 3.625% 2016	3,045	3,131
Bank of America Corp. 3.75% 2016	9,770	10,130
Bank of America Corp. 5.75% 2017	12,500	13,820
Bank of America Corp. 5.65% 2018	1,940	2,145
Bank of America Corp. 5.625% 2020	11,470	12,788
Bank of America Corp. 5.00% 2021	2,810	3,038
Bank of America Corp. 5.875% 2021	12,375	14,066
Bank of America Corp. 5.70% 2022	2,825	3,236
Monumental Global Funding 5.50% 20133	23,915	24,588
Monumental Global Funding III 0.655% 20143,6	12,860	12,675
Monumental Global Funding III 5.25% 20143	17,500	18,413
Developers Diversified Realty Corp. 5.50% 2015	4,194	4,489
Developers Diversified Realty Corp. 9.625% 2016	10,245	12,461
Developers Diversified Realty Corp. 7.50% 2017	15,310	17,640
Developers Diversified Realty Corp. 7.875% 2020	15,090	18,679
CNA Financial Corp. 5.85% 2014	30,000	32,220
CNA Financial Corp. 6.50% 2016	6,000	6,825
CNA Financial Corp. 7.35% 2019	6,000	7,326
Morgan Stanley 3.80% 2016	5,000	4,958
Morgan Stanley, Series F, 5.625% 2019	28,524	28,896
Morgan Stanley, Series F, 5.75% 2021	5,595	5,707
Citigroup Inc. 3.953% 2016	10,000	10,432
Citigroup Inc. 4.45% 2017	2,000	2,140
Citigroup Inc. 8.50% 2019	15,000	19,086
Citigroup Inc. 4.50% 2022	6,750	7,121
PNC Funding Corp. 5.40% 2014	10,000	10,816
PNC Funding Corp. 4.25% 2015	1,800	1,976
PNC Preferred Funding Trust I, junior subordinated 2.118% (undated)3,6	8,600	6,729
PNC Preferred Funding Trust III, junior subordinated 8.70% (undated)3,6	14,300	14,632
BNP Paribas 5.00% 2021	17,250	18,513
BNP Paribas, junior subordinated 7.195% (undated)3,6	16,200	14,839
ERP Operating LP 6.584% 2015	3,245	3,662
ERP Operating LP 5.125% 2016	4,445	4,925
ERP Operating LP 5.375% 2016	2,750	3,125
ERP Operating LP 5.75% 2017	6,000	7,082
ERP Operating LP 4.625% 2021	11,960	13,571
Kimco Realty Corp. 6.00% 2012	4,062	4,117
Pan Pacific Retail Properties, Inc. 6.125% 2013	4,545	4,622
Kimco Realty Corp., Series C, 4.82% 2014	3,068	3,248
Kimco Realty Corp., Series C, 5.783% 2016	4,147	4,582
Kimco Realty Corp. 4.30% 2018	12,000	12,750
Kimco Realty Corp. 6.875% 2019	2,070	2,538
Capital One Bank 6.50% 2013	13,477	14,081
Capital One Capital III 7.686% 20366	14,338	14,481
AXA SA, Series B, junior subordinated 6.379% (undated)3,6	30,335	24,951
AXA SA, junior subordinated 6.463% (undated)3,6	1,900	1,665
Hospitality Properties Trust 6.75% 2013	14,925	14,957
Hospitality Properties Trust 5.125% 2015	3,675	3,789
Hospitality Properties Trust 6.30% 2016	1,400	1,516
Hospitality Properties Trust 6.70% 2018	4,703	5,251
American International Group, Inc. 4.875% 2016	5,000	5,401
American International Group, Inc. 3.80% 2017	13,500	14,049
American International Group, Inc. 4.875% 2022	5,500	5,873
UBS AG 4.875% 2020	16,693	18,528
UBS AG 7.75% 2026	5,500	6,446
HBOS PLC 6.75% 20183	25,085	24,305
New York Life Global Funding 5.25% 20123	10,000	10,102
New York Life Global Funding 4.65% 20133	3,500	3,614
New York Life Global Funding 1.30% 20153	5,000	5,062
New York Life Global Funding 2.45% 20163	5,000	5,217
Barclays Bank PLC 5.125% 2020	2,675	2,919
Barclays Bank PLC 5.14% 2020	21,025	20,869
Goodman Funding Pty Ltd. 6.00% 20223	22,070	22,967
Northern Trust Corp. 4.625% 2014	8,475	9,082
Northern Trust Corp. 5.85% 20173	10,150	12,040
CIT Group Inc., Series C, 4.75% 20153	10,000	10,439
CIT Group Inc. 5.00% 2017	10,000	10,456
Royal Bank of Scotland PLC 4.875% 2015	2,500	2,632
Royal Bank of Scotland Group PLC 4.375% 2016	4,000	4,181
Royal Bank of Scotland PLC 6.125% 2021	10,000	11,324
QBE Capital Funding II LP 6.797% (undated)3,6	19,900	17,520
MetLife Global Funding I 5.125% 20133	4,000	4,124
MetLife Global Funding I 5.125% 20143	7,500	8,060
MetLife Global Funding I 2.00% 20153	2,500	2,546
MetLife Global Funding I 2.50% 20153	2,500	2,583
HVB Funding Trust I, junior subordinated 8.741% 20313	14,771	11,817
HVB Funding Trust III, junior subordinated 9.00% 20313	6,394	5,179
Realogy Corp., Term Loan B, 4.499% 20165,6,8	6,000	5,706
Realogy Corp. 9.00% 20203	10,000	10,525
Nordea Bank, Series 2, 3.70% 20143	3,000	3,141
Nordea Bank AB 3.125% 20173	12,500	12,969
UnumProvident Finance Co. PLC 6.85% 20153	1,885	2,112
Unum Group 7.125% 2016	11,020	12,847
SLM Corp. 6.25% 2016	1,000	1,065
SLM Corp. 6.00% 2017	12,500	13,156
Liberty Mutual Group Inc. 6.70% 20163	10,000	11,299
Liberty Mutual Group Inc. 6.50% 20353	2,695	2,912
HSBC Holdings PLC 4.125% 20203	2,237	2,415
HSBC Holdings PLC 4.00% 2022	5,000	5,368
HSBC Holdings PLC 4.875% 2022	5,000	5,700
Standard Chartered PLC 3.85% 20153	7,000	7,390
Standard Chartered PLC 3.20% 20163	5,000	5,204
Lazard Group LLC 7.125% 2015	11,250	12,348
Sumitomo Mitsui Banking Corp. 1.80% 2017	6,000	6,044
Sumitomo Mitsui Banking Corp. 3.20% 2022	6,000	6,097
American Tower Corp. 7.00% 2017	10,000	11,704
Berkshire Hathaway Inc. 2.125% 2013	4,000	4,038
Berkshire Hathaway Inc. 1.60% 2017	3,000	3,067
Berkshire Hathaway Inc. 1.90% 2017	2,000	2,073
Berkshire Hathaway Inc. 3.75% 2021	2,000	2,220
USAA Capital Corp 1.05% 20143	8,500	8,501
USAA Capital Corp 2.25% 20163	2,500	2,572
American Express Co. 6.15% 2017	9,080	11,007
Santander Issuances, SA Unipersonal 6.50% 20193,6	12,700	10,985
ACE Capital Trust II 9.70% 2030	7,210	10,220
UDR, Inc., Series A, 5.25% 2015	8,975	9,639
Discover Financial Services 6.45% 2017	3,057	3,469
Discover Financial Services 10.25% 2019	4,334	5,611
Chubb Corp., junior subordinated 6.375% 20676	7,500	7,875
Bank of New York Mellon Corp. 1.969% 20179	7,500	7,738
Synovus Financial Corp. 7.875% 2019	7,000	7,612
Commonwealth Bank of Australia 1.95% 2015	6,750	6,881
NASDAQ OMX Group, Inc. 5.25% 2018	6,255	6,757
Brandywine Operating Partnership, LP 5.40% 2014	2,500	2,624
Brandywine Operating Partnership, LP 4.95% 2018	3,845	4,087
Associated Banc-Corp 5.125% 2016	5,000	5,393
Ford Motor Credit Co. 4.25% 2017	5,000	5,226
Regions Financial Corp. 7.75% 2014	687	757
Regions Financial Corp. 5.20% 2015	4,313	4,453
International Lease Finance Corp. 4.875% 2015	5,000	5,095
Bank of Nova Scotia 2.55% 2017	3,500	3,695
Entertainment Properties Trust 7.75% 2020	2,750	3,106
BBVA Bancomer SA 4.50% 20163	2,550	2,652
Prudential Financial, Inc. 4.50% 2021	2,000	2,190
Intesa Sanpaolo SpA 6.50% 20213	2,170	1,958
		1,902,077

ENERGY — 1.57%
Gazprom OJSC 5.092% 20153	1,300	1,386
Gazprom OJSC 8.146% 2018	21,850	26,632
Gazprom OJSC 4.95% 20223	40,000	41,660
Gazprom OJSC, Series 9, 6.51% 2022	61,680	71,891
Gazprom OJSC 7.288% 2037	84,880	106,949
Gazprom OJSC 7.288% 20373	3,810	4,801
Anadarko Petroleum Corp. 5.95% 2016	7,500	8,689
Anadarko Petroleum Corp. 6.375% 2017	8,250	9,910
Anadarko Petroleum Corp. 8.70% 2019	23,230	31,087
Anadarko Petroleum Corp. 6.45% 2036	31,430	39,961
Petrobras International Finance Co. 2.875% 2015	10,485	10,747
Petrobras International Finance Co. 3.875% 2016	7,500	7,836
Petrobras International Finance Co. 3.50% 2017	5,150	5,334
Petrobras International 5.75% 2020	5,000	5,679
Petrobras International 5.375% 2021	34,325	38,607
Kinder Morgan Energy Partners, LP 5.85% 2012	3,000	3,018
Kinder Morgan Energy Partners, LP 5.00% 2013	5,400	5,696
Kinder Morgan Energy Partners, LP 5.125% 2014	27,210	29,547
Kinder Morgan Energy Partners, LP 3.50% 2016	3,200	3,420
Kinder Morgan Energy Partners, LP 6.00% 2017	5,375	6,253
Kinder Morgan Energy Partners, LP 3.95% 2022	7,000	7,409
Kinder Morgan Energy Partners, LP 6.95% 2038	7,500	9,466
Transocean Inc. 5.05% 2016	24,500	27,158
Transocean Inc. 6.375% 2021	30,665	36,996
Reliance Holdings Ltd. 4.50% 20203	8,650	8,619
Reliance Holdings Ltd. 4.50% 2020	1,000	996
Reliance Holdings Ltd. 5.40% 20223	29,475	30,881
Reliance Holdings Ltd. 6.25% 2040	12,805	13,427
Reliance Holdings Ltd. 6.25% 20403	7,745	8,121
Enbridge Inc. 5.80% 2014	29,200	31,703
Enbridge Inc. 4.90% 2015	9,900	10,783
Enbridge Inc. 5.60% 2017	11,155	12,818
Total Capital Canada Ltd. 1.625% 2014	10,000	10,168
Total Capital SA 3.00% 2015	1,750	1,877
Total Capital SA 3.125% 2015	3,025	3,250
Total Capital International 1.50% 2017	32,000	32,542
Total Capital International 1.55% 2017	1,500	1,527
Total Capital International 2.875% 2022	4,580	4,885
PTT Exploration & Production Ltd 5.692% 20213	40,780	45,207
Enbridge Energy Partners, LP 5.35% 2014	2,700	2,926
Enbridge Energy Partners, LP, Series B, 6.50% 2018	23,850	29,021
Enbridge Energy Partners, LP 9.875% 2019	5,000	6,876
Enbridge Energy Partners, LP 4.20% 2021	5,000	5,442
StatoilHydro ASA 2.90% 2014	6,205	6,514
StatoilHydro ASA 1.80% 2016	2,700	2,791
Statoil ASA 3.125% 2017	13,500	14,825
StatoilHydro ASA 5.25% 2019	4,750	5,744
Statoil ASA 3.15% 2022	7,000	7,578
Williams Partners L.P. and Williams Partners Finance Corp. 3.80% 2015	27,170	28,882
Williams Partners L.P. 4.125% 2020	5,000	5,451
BG Energy Capital PLC 2.875% 20163	9,450	10,019
BG Energy Capital PLC 4.00% 20213	17,000	18,788
Phillips 66 2.95% 20173	11,500	12,079
Phillips 66 4.30% 20223	15,025	16,492
Ras Laffan Liquefied Natural Gas III 5.50% 2014	5,000	5,407
Ras Laffan Liquefied Natural Gas III 5.50% 20143	4,800	5,190
Ras Laffan Liquefied Natural Gas III 6.75% 20193	500	617
Ras Laffan Liquefied Natural Gas II 5.298% 20203,5	12,107	13,591
Ras Laffan Liquefied Natural Gas II 5.298% 20205	3,149	3,535
TransCanada PipeLines Ltd. 6.50% 2018	10,000	12,646
TransCanada PipeLines Ltd., junior subordinated 6.35% 20676	12,930	13,515
Pemex Project Funding Master Trust 5.75% 2018	2,750	3,211
Pemex Project Funding Master Trust, Series 13, 6.625% 2035	15,000	19,312
Shell International Finance BV 4.00% 2014	4,400	4,656
Shell International Finance BV 3.10% 2015	10,000	10,744
Shell International Finance BV 4.30% 2019	5,550	6,569
Devon Energy Corp. 5.625% 2014	4,500	4,813
Devon Energy Corp. 1.875% 2017	8,700	8,865
Devon Energy Corp. 3.25% 2022	5,250	5,531
Chevron Corp. 3.95% 2014	3,250	3,430
Chevron Corp. 4.95% 2019	12,350	15,080
QGOG Atlantic/Alaskan Rigs Ltd. 5.25% 20183,5	17,589	18,381
Woodside Finance Ltd. 4.60% 20213	15,900	17,397
Spectra Energy Partners, LP 2.95% 2016	9,875	10,087
Spectra Energy Partners 4.60% 2021	3,970	4,272
Enterprise Products Operating LLC 6.30% 2017	6,750	8,138
Enterprise Products Operating LLC 5.20% 2020	4,050	4,770
Husky Energy Inc. 5.90% 2014	1,800	1,962
Husky Energy Inc. 6.20% 2017	3,775	4,479
Husky Energy Inc. 7.25% 2019	4,500	5,735
Western Gas Partners LP 4.00% 2022	9,600	9,769
Arch Coal, Inc. 7.00% 2019	8,950	7,876
Arch Coal, Inc. 7.25% 2021	1,575	1,378
Southwestern Energy Co. 4.10% 20223	7,650	8,019
El Paso Pipeline Partners Operating Co., LLC 5.00% 2021	6,950	7,623
Energy Transfer Partners, LP 7.50% 2020	5,000	5,737
Canadian Natural Resources Ltd. 5.70% 2017	3,500	4,152
Canadian Natural Resources Ltd. 3.45% 2021	1,300	1,394
China National Offshore Oil Corp. Ltd. 3.875% 20223	5,000	5,411
CONSOL Energy Inc. 8.00% 2017	5,000	5,325
Peabody Energy Corp. 6.00% 20183	5,000	5,025
Energy Transfer Partners, L.P. 5.20% 2022	4,500	4,987
Alpha Natural Resources, Inc. 6.25% 2021	5,000	4,350
Noble Energy, Inc. 4.15% 2021	3,000	3,248
NGPL PipeCo LLC 7.119% 20173	800	826
NGPL PipeCo LLC 9.625% 20193	1,950	2,125
Dolphin Energy Ltd. 5.50% 20213	2,500	2,806
BP Capital Markets PLC 5.25% 2013	1,665	1,766
Transportadora de Gas Internacional 5.70% 20223	800	840
		1,224,954

TELECOMMUNICATION SERVICES — 1.04%
Nextel Communications, Inc., Series F, 5.95% 2014	5,000	5,037
Nextel Communications, Inc., Series D, 7.375% 2015	5,000	5,062
Sprint Nextel Corp. 6.00% 2016	10,300	10,480
Sprint Nextel Corp. 8.375% 2017	17,175	18,850
Sprint Nextel Corp. 9.125% 20173	132,550	148,125
Sprint Capital Corp. 6.90% 2019	17,200	17,716
Sprint Nextel Corp. 11.50% 20213	131,075	157,782
MTS International Funding Ltd. 8.625% 20203	97,595	113,786
MTS International Funding Ltd. 8.625% 2020	42,730	49,819
Vodafone Group PLC, Term Loan B, 6.875% 20155,8,10	55,376	58,145
Vodafone Group PLC 5.75% 2016	6,475	7,498
Vodafone Group PLC 5.625% 2017	16,450	19,541
Verizon Communications Inc. 7.375% 2013	20,000	21,696
Verizon Communications Inc. 5.50% 2017	10,000	11,886
Verizon Communications Inc. 8.75% 2018	6,000	8,359
Deutsche Telekom International Finance BV 2.25% 20173	10,000	10,124
Deutsche Telekom International Finance BV 6.75% 2018	15,000	18,400
América Móvil, SAB de CV 8.46% 2036	MXN286,500	23,507
AT&T Inc. 0.875% 2015	$16,000	16,141
AT&T Inc. 2.40% 2016	1,350	1,424
AT&T Inc. 3.875% 2021	5,000	5,643
Telefónica Emisiones, SAU 6.421% 2016	18,000	17,848
Koninklijke KPN NV 8.375% 2030	11,140	15,056
Cricket Communications, Inc. 7.75% 2016	5,000	5,325
Cricket Communications, Inc. 7.75% 2020	10,000	9,600
Frontier Communications Corp. 8.25% 2017	2,350	2,585
Frontier Communications Corp. 8.50% 2020	7,650	8,319
Frontier Communications Corp. 9.25% 2021	1,575	1,741
Telecom Italia Capital SA 6.999% 2018	9,000	9,157
SBA Communications Corp. 5.75% 20203	5,000	5,281
France Télécom 4.125% 2021	3,000	3,280
Wind Acquisition SA 11.75% 20173	700	584
		807,797

CONSUMER DISCRETIONARY — 0.88%
Staples, Inc. 9.75% 2014	72,826	81,159
Time Warner Inc. 5.875% 2016	33,600	39,789
Time Warner Companies, Inc. 7.25% 2017	2,500	3,164
Time Warner Inc. 4.75% 2021	5,250	6,075
Time Warner Inc. 3.40% 2022	9,000	9,525
Time Warner Cable Inc. 4.00% 2022	5,500	6,068
Comcast Corp. 5.85% 2015	10,000	11,550
Comcast Corp. 6.30% 2017	11,375	13,998
Comcast Corp. 3.125% 2022	14,740	15,479
Comcast Corp. 6.40% 2038	11,810	15,476
Comcast Corp. 4.65% 2042	1,820	2,009
Time Warner Cable Inc. 7.50% 2014	17,775	19,694
Time Warner Cable Inc. 8.25% 2014	2,000	2,224
Time Warner Cable Inc. 8.75% 2019	8,175	11,129
Time Warner Cable Inc. 5.00% 2020	10,000	11,602
Time Warner Cable Inc. 4.00% 2021	5,000	5,524
News America Holdings Inc. 9.25% 2013	5,200	5,406
News America Holdings Inc. 8.00% 2016	2,000	2,494
News America Inc. 4.50% 2021	15,500	17,816
News America Inc. 6.65% 2037	7,600	9,874
NBCUniversal Media, LLC 2.10% 2014	25,250	25,751
NBCUniversal Media, LLC 4.375% 2021	8,500	9,634
Target Corp. 6.00% 2018	24,000	29,751
Walt Disney Co. 4.70% 2012	10,000	10,144
Walt Disney Co. 0.875% 2014	12,500	12,639
CBS Corp. 1.95% 2017	19,000	19,389
Daimler Finance NA LLC 1.95% 20143	10,000	10,132
Daimler Finance NA LLC 3.00% 20163	5,500	5,769
Daimler AG 2.40% 20173	2,500	2,571
EchoStar DBS Corp 7.125% 2016	5,000	5,544
DISH DBS Corp. 4.625% 20173	10,525	10,735
Cox Communications, Inc. 7.125% 2012	7,335	7,411
Cox Communications, Inc. 4.625% 2013	5,495	5,680
Cox Communications, Inc. 5.45% 2014	880	973
Marriott International, Inc., Series I, 6.375% 2017	11,250	13,311
Omnicom Group Inc. 3.625% 2022	12,445	13,281
J.C. Penney Co., Inc. 7.65% 2016	4,550	4,431
J.C. Penney Co., Inc. 5.75% 2018	2,500	2,197
J.C. Penney Co., Inc. 5.65% 2020	7,500	6,328
WPP Finance 2010 4.75% 2021	11,675	12,853
Johnson Controls, Inc. 1.75% 2014	12,500	12,736
MGM Resorts International 6.875% 2016	2,000	2,025
MGM Resorts International 7.75% 2022	10,000	10,075
Home Depot, Inc. 4.40% 2021	10,000	11,873
Macy’s Retail Holdings, Inc. 7.875% 20156	3,000	3,544
Federated Department Stores, Inc. 7.45% 2017	3,420	4,219
Federated Department Stores, Inc. 6.90% 2029	3,177	3,920
Limited Brands, Inc. 8.50% 2019	5,006	5,963
Limited Brands, Inc. 7.00% 2020	2,845	3,176
Limited Brands, Inc. 6.625% 2021	2,149	2,399
CCO Holdings LLC and CCO Holdings Capital Corp. 7.00% 2019	10,000	11,025
Marks and Spencer Group PLC 6.25% 20173	6,729	7,449
Lowe’s Companies, Inc. 1.625% 2017	6,500	6,648
Boyd Gaming Corp. 9.00% 20203	6,000	5,970
Mediacom LLC and Mediacom Capital Corp. 9.125% 2019	5,000	5,550
Warner Music Group 9.50% 2016	5,000	5,519
PETCO Animal Supplies, Inc. 9.25% 20183	5,000	5,506
NCL Corp. Ltd. 9.50% 2018	5,000	5,500
Cablevision Systems Corp. 7.75% 2018	5,000	5,463
Hanesbrands Inc. 6.375% 2020	5,000	5,369
Jaguar Land Rover PLC 7.75% 20183	5,000	5,350
Mattel, Inc. 2.50% 2016	5,000	5,233
Volkswagen International Finance NV 2.375% 20173	5,000	5,171
Needle Merger Sub Corp. 8.125% 20193	5,000	5,044
Toys “R” Us-Delaware, Inc. 7.375% 20163	5,000	5,031
Academy, Ltd., Term Loan B, 6.00% 20185,6,8	4,975	5,012
Neiman Marcus Group, Inc., Term Loan B, 4.75% 20185,6,8	5,000	4,970
Clear Channel Worldwide Holdings, Inc. 7.625% 20203	5,000	4,813
Univision Communications Inc., Term Loan B, 4.496% 20175,6,8	5,000	4,801
Thomson Reuters Corp. 6.50% 2018	3,500	4,331
Revel Entertainment, Term Loan B, 9.00% 20175,6,8	5,000	4,067
Harley-Davidson, Inc. 2.70% 20173	3,750	3,829
Loyola University of Chicago 3.199% 2022	3,000	3,133
Banque PSA Finance 5.75% 20213	2,500	2,246
		685,539

HEALTH CARE — 0.77%
Amgen Inc. 2.30% 2016	5,000	5,218
Amgen Inc. 2.50% 2016	4,000	4,191
Amgen Inc. 2.125% 2017	24,000	24,739
Amgen Inc. 3.875% 2021	7,000	7,671
Amgen Inc. 3.625% 2022	13,025	13,929
Amgen Inc. 5.375% 2043	9,650	11,075
Gilead Sciences, Inc. 2.40% 2014	9,015	9,344
Gilead Sciences, Inc. 3.05% 2016	22,215	23,801
Gilead Sciences, Inc. 4.40% 2021	29,450	33,556
Roche Holdings Inc. 5.00% 20143	13,850	14,763
Roche Holdings Inc. 6.00% 20193	38,500	48,910
Express Scripts Inc. 2.75% 20143	2,000	2,063
Express Scripts Inc. 6.25% 2014	18,337	20,075
Express Scripts Inc. 2.10% 20153	4,000	4,060
Express Scripts Inc. 3.125% 2016	7,406	7,848
Express Scripts Inc. 3.50% 20163	2,000	2,124
Express Scripts Inc. 2.65% 20173	6,000	6,164
Express Scripts Inc. 4.75% 20213	11,800	13,512
Express Scripts Inc. 3.90% 20223	2,000	2,157
Schering-Plough Corp. 6.00% 2017	42,500	52,675
Novartis Securities Investment Ltd. 5.125% 2019	33,750	40,953
Biogen Idec Inc. 6.00% 2013	33,500	34,505
Biogen Idec Inc. 6.875% 2018	1,000	1,234
WellPoint, Inc. 5.25% 2016	2,500	2,806
WellPoint, Inc. 5.875% 2017	26,080	30,855
GlaxoSmithKline Capital PLC 1.50% 2017	20,766	21,213
GlaxoSmithKline Capital Inc. 5.65% 2018	2,500	3,068
GlaxoSmithKline Capital PLC 2.85% 2022	4,250	4,472
Cardinal Health, Inc. 5.50% 2013	10,815	11,249
Cardinal Health, Inc. 4.00% 2015	1,410	1,525
Cardinal Health, Inc. 5.80% 2016	5,000	5,819
Cardinal Health, Inc. 1.90% 2017	3,500	3,559
Pfizer Inc 6.20% 2019	15,000	19,369
AstraZeneca PLC 5.40% 2012	18,000	18,108
Boston Scientific Corp. 6.40% 2016	3,500	4,080
Boston Scientific Corp. 6.00% 2020	10,900	13,173
Sanofi 0.771% 20146	10,000	10,057
UnitedHealth Group Inc. 5.50% 2012	4,121	4,180
UnitedHealth Group Inc. 6.00% 2017	2,050	2,512
UnitedHealth Group Inc. 3.875% 2020	2,900	3,212
McKesson Corp. 3.25% 2016	5,100	5,505
McKesson Corp. 4.75% 2021	2,000	2,354
Johnson & Johnson 0.557% 20146	7,500	7,540
Baxter International Inc. 1.85% 2017	6,825	7,102
Tenet Healthcare Corp. 9.25% 2015	5,000	5,612
HCA Inc. 6.50% 2020	5,000	5,600
Bausch & Lomb Inc. 9.875% 2015	5,000	5,244
DENTSPLY International Inc. 1.967% 20136	5,000	5,032
Quintiles, Term Loan B, 5.00% 20185,6,8	4,975	4,984
Kaiser Foundation Hospitals 3.50% 2022	2,750	2,914
Alkermes, Inc., Term Loan B, 6.75% 20175,6,8	1,990	2,012
		597,723

INDUSTRIALS — 0.64%
General Electric Capital Corp. 2.30% 2017	34,560	35,378
General Electric Corp. 5.25% 2017	11,160	13,202
General Electric Capital Corp., Series A, 6.00% 2019	4,450	5,376
General Electric Capital Corp. 4.65% 2021	5,000	5,732
General Electric Capital Corp., Series B, 6.25% (undated)6	32,000	32,867
General Electric Capital Corp., Series A, junior subordinated 7.125% (undated)6	67,300	73,094
Continental Airlines, Inc., Series 1998-1, Class A, 6.648% 20195	5,901	6,239
Continental Airlines, Inc., Series 1997-4, Class A, 6.90% 20195	3,627	3,943
Continental Airlines, Inc., Series 2001-1, Class A-1, 6.703% 20225	7,229	7,844
Continental Airlines, Inc., Series 2000-2, Class A-1, 7.707% 20225	12,332	13,642
Continental Airlines, Inc., Series 2000-1, Class A-1, 8.048% 20225	11,265	12,630
United Technologies Corp. 1.20% 2015	2,910	2,958
United Technologies Corp. 1.80% 2017	13,450	13,991
United Technologies Corp. 3.10% 2022	17,305	18,673
Canadian National Railway Co. 4.95% 2014	2,500	2,658
Canadian National Railway Co. 5.55% 2018	26,000	31,402
Burlington Northern Santa Fe LLC 7.00% 2014	15,215	16,663
Burlington Northern Santa Fe LLC 5.65% 2017	6,274	7,403
Burlington Northern Santa Fe LLC 3.45% 2021	1,000	1,068
Burlington Northern Santa Fe LLC 3.05% 2022	1,000	1,030
BNSF Funding Trust I 6.613% 20556	6,700	7,287
Union Pacific Corp. 5.125% 2014	11,495	12,254
Union Pacific Corp. 6.125% 2020	2,000	2,518
Union Pacific Corp. 4.00% 2021	2,000	2,261
Union Pacific Corp. 4.163% 2022	9,865	11,315
Atlas Copco AB 5.60% 20173	17,290	20,103
BE Aerospace, Inc. 5.25% 2022	14,160	14,903
Volvo Treasury AB 5.95% 20153	11,950	13,129
Hutchison Whampoa International Ltd. 6.50% 20133	11,800	12,145
Norfolk Southern Corp. 5.75% 2016	5,680	6,565
Norfolk Southern Corp. 3.00% 2022	5,000	5,229
Caterpillar Financial Services Corp., Series F, 4.85% 2012	290	295
Caterpillar Inc. 1.50% 2017	7,500	7,637
Waste Management, Inc. 5.00% 2014	890	950
Waste Management, Inc. 2.60% 2016	5,945	6,211
Republic Services, Inc. 3.80% 2018	2,500	2,721
Republic Services, Inc. 3.55% 2022	3,500	3,693
Associated Materials, LLC and AMH New Finance, Inc. 9.125% 2017	6,000	5,805
Nielsen Finance LLC and Nielsen Finance Co. 11.625% 2014	5,000	5,725
RBS Global, Inc. and Rexnord LLC 8.50% 2018	5,000	5,538
Nortek Inc. 10.00% 2018	5,000	5,425
CEVA Group PLC 11.625% 20163	5,000	5,262
H&E Equipment Services, Inc. 8.375% 2016	5,000	5,169
FedEx Corp. 2.625% 2022	5,000	5,037
DAE Aviation Holdings, Inc. and Standard Aero Ltd., Term Loan B1, 5.45% 20145,6,8	2,556	2,553
DAE Aviation Holdings, Inc. and Standard Aero Ltd., Term Loan B2, 5.45% 20145,6,8	2,431	2,428
Odebrecht Finance Ltd 7.00% 2020	1,725	1,923
Odebrecht Finance Ltd 5.125% 20223	2,500	2,562
TransDigm Inc. 7.75% 2018	4,000	4,480
US Investigations Services, Inc., Term Loan D, 7.75% 20155,6,8	3,302	3,299
Danaher Corp. 2.30% 2016	3,000	3,164
Esterline Technologies Corp. 7.00% 2020	2,350	2,608
		495,987

BONDS & NOTES OF GOVERNMENTS & GOVERNMENT AGENCIES OUTSIDE THE U.S. — 0.62%
United Mexican States Government, Series M30, 10.00% 2036	MXN1,640,100	178,434
United Mexican States Government Global 4.75% 2044	$32,438	37,547
Polish Government, Series 1021, 5.75% 2021	PLN355,770	113,594
Polish Government 5.00% 2022	$45,000	51,750
Australia Government Agency-Guaranteed, National Australia Bank 0.96% 20143,6	25,000	25,079
Australia Government Agency-Guaranteed, National Australia Bank 3.375% 20143	26,750	27,913
New Zealand Government Agency-Guaranteed, Westpac Securities Co. 3.45% 20143	14,350	15,176
France Government Agency-Guaranteed, Société Finance 3.375% 20143	10,000	10,440
Bermudan Government 5.603% 2020	6,000	6,962
Bermudan Government 4.138% 20233	2,500	2,576
Denmark Government Agency-Guaranteed, Danish Finance Co. 2.45% 20123	9,375	9,380
		478,851

CONSUMER STAPLES — 0.59%
Altria Group, Inc. 9.70% 2018	36,495	52,134
Altria Group, Inc. 9.25% 2019	11,350	16,049
Altria Group, Inc. 4.75% 2021	9,500	11,170
Anheuser-Busch InBev NV 2.50% 2013	4,000	4,054
Anheuser-Busch InBev NV 0.815% 20146	3,785	3,806
Anheuser-Busch InBev NV 0.80% 2015	2,500	2,511
Anheuser-Busch InBev NV 4.125% 2015	15,000	16,240
Anheuser-Busch InBev NV 1.375% 2017	9,160	9,265
Anheuser-Busch InBev NV 6.875% 2019	16,000	20,969
Anheuser-Busch InBev NV 5.375% 2020	2,500	3,071
Anheuser-Busch InBev NV 2.50% 2022	14,500	14,833
Kraft Foods Inc. 2.625% 2013	2,555	2,594
Kraft Foods Inc. 1.625% 20153	4,000	4,070
Kraft Foods Inc. 2.25% 20173	1,515	1,565
Kraft Foods Inc. 6.125% 2018	5,000	6,134
Kraft Foods Inc. 5.375% 20203	3,927	4,753
Kraft Foods Inc. 5.375% 2020	3,573	4,316
Kraft Foods Inc. 3.50% 20223	17,000	18,076
Kroger Co. 5.00% 2013	2,500	2,572
Kroger Co. 6.40% 2017	31,300	37,587
SABMiller Holdings Inc. 1.85% 20153	2,000	2,048
SABMiller Holdings Inc. 2.45% 20173	21,315	22,234
SABMiller Holdings Inc. 3.75% 20223	12,500	13,751
Delhaize Group 5.875% 2014	10,107	10,665
Delhaize Group 6.50% 2017	19,210	20,632
Wal-Mart Stores, Inc. 4.25% 2013	6,000	6,169
Wal-Mart Stores, Inc., Series 1994-A2, 8.85% 20155	8,809	9,779
Wal-Mart Stores, Inc. 5.80% 2018	11,095	13,822
Pernod Ricard SA 2.95% 20173	20,000	20,662
Pernod Ricard SA 4.45% 20223	5,000	5,442
Safeway Inc. 5.00% 2019	10,000	10,237
Safeway Inc. 3.95% 2020	14,710	14,025
Tesco PLC 5.50% 20173	9,058	10,582
PepsiCo, Inc. 2.50% 2016	10,000	10,567
General Mills, Inc. 0.816% 20146	10,000	10,031
Coca-Cola Co. 1.50% 2015	4,000	4,112
Coca-Cola Co. 1.80% 2016	3,000	3,123
Coca-Cola Co. 3.30% 2021	2,000	2,206
Unilever Capital Corp. 0.85% 2017	7,500	7,429
British American Tobacco International Finance PLC 2.125% 20173	7,000	7,130
Lorillard Tobacco Co. 3.50% 2016	5,000	5,304
Philip Morris International Inc. 1.625% 2017	3,000	3,076
Philip Morris International Inc. 2.90% 2021	2,000	2,112
C&S Group Enterprises LLC 8.375% 20173	4,499	4,656
SUPERVALU INC. 8.00% 2016	5,000	4,331
Tops Holding Corp. and Tops Markets, LLC. 10.125% 2015	2,000	2,130
		462,024

UTILITIES — 0.50%
Consumers Energy Co., First Mortgage Bonds, Series P, 5.50% 2016	2,500	2,900
Consumers Energy Co., First Mortgage Bonds, 5.15% 2017	6,995	8,071
Consumers Energy Co., First Mortgage Bonds, 6.125% 2019	27,045	34,020
Consumers Energy Co., First Mortgage Bonds, 6.70% 2019	4,975	6,538
Consumers Energy Co. 5.65% 2020	126	158
CMS Energy Corp. 6.25% 2020	225	256
Consumers Energy Co. 2.85% 2022	2,000	2,096
CMS Energy Corp. 5.05% 2022	5,460	5,854
Sierra Pacific Power Co., General and Refunding Mortgage Notes, Series Q, 5.45% 2013	7,175	7,513
Nevada Power Co., General and Refunding Mortgage Notes, Series M, 5.95% 2016	3,339	3,871
Nevada Power Co., General and Refunding Mortgage Notes, Series S, 6.50% 2018	19,490	24,533
Nevada Power Co., General and Refunding Mortgage Notes, Series O, 6.50% 2018	1,675	2,078
Nevada Power Co., General and Refunding Mortgage Notes, Series V, 7.125% 2019	10,143	13,166
NV Energy, Inc 6.25% 2020	5,000	5,820
Teco Finance, Inc. 6.75% 2015	28,499	32,370
Teco Finance, Inc. 4.00% 2016	1,557	1,667
Teco Finance, Inc. 6.572% 2017	3,634	4,383
Teco Finance, Inc. 5.15% 2020	4,475	5,178
MidAmerican Energy Co. 5.95% 2017	14,000	16,801
MidAmerican Energy Holdings Co. 5.75% 2018	10,000	12,047
PacifiCorp., First Mortgage Bonds, 2.95% 2022	13,000	13,819
Centerpoint Energy, Inc., Series B, 6.85% 2015	4,000	4,529
CenterPoint Energy Resources Corp. 4.50% 2021	29,496	32,658
Pennsylvania Electric Co. 6.05% 2017	3,000	3,456
Cleveland Electric Illuminating Co. 8.875% 2018	21,700	29,000
National Grid PLC 6.30% 2016	20,725	24,030
Public Service Co. of Colorado 5.80% 2018	5,046	6,215
Public Service Co. of Colorado 5.125% 2019	4,350	5,244
Northern States Power Co., First Mortgage Bonds, 7.125% 2025	6,842	9,889
Pacific Gas and Electric Co. 6.25% 2013	18,000	19,307
Entergy Corp. 4.70% 2017	7,500	8,054
PSEG Power LLC 2.75% 2016	7,145	7,351
Electricité de France SA 6.50% 20193	1,000	1,190
Electricité de France SA 4.60% 20203	4,500	4,963
AES Corp. 7.375% 20213	5,000	5,744
Ohio Power Co., Series M, 5.375% 2021	4,624	5,600
NRG Energy, Inc. 7.375% 2017	5,000	5,200
Intergen Power 9.00% 20173	5,000	4,887
Carolina Power & Light Co. d/b/a Progress Energy Carolinas, Inc. 2.80% 2022	4,000	4,210
Wisconsin Electric Power Co. 2.95% 2021	3,610	3,832
		388,498

MATERIALS — 0.42%
Dow Chemical Co. 7.60% 2014	60,200	66,994
Dow Chemical Co. 5.70% 2018	1,400	1,671
Dow Chemical Co. 4.125% 2021	7,500	8,288
ArcelorMittal 5.375% 2013	9,500	9,768
ArcelorMittal 4.50% 20176	36,025	35,708
ArcelorMittal 9.85% 20196	1,750	2,107
ArcelorMittal 5.25% 20206	2,000	1,938
ArcelorMittal 5.50% 20216	11,000	10,656
ArcelorMittal 6.25% 20226	9,875	9,923
Cliffs Natural Resources Inc. 4.875% 2021	34,695	34,800
Rio Tinto Finance (USA) Ltd. 8.95% 2014	1,750	1,992
Rio Tinto Finance (USA) Ltd. 2.50% 2016	7,500	7,888
Rio Tinto Finance (USA) Ltd. 9.00% 2019	9,420	13,147
Teck Resources Ltd. 3.15% 2017	3,950	4,102
Teck Resources Ltd. 2.50% 2018	12,500	12,547
Teck Resources Ltd. 4.75% 2022	2,375	2,582
Xstrata Canada Financial Corp. 2.85% 20143	3,000	3,082
Xstrata Canada Financial Corp. 3.60% 20173	4,000	4,176
Xstrata Canada Financial Corp. 4.95% 20213	8,500	9,086
Ecolab Inc. 2.375% 2014	1,250	1,298
Ecolab Inc. 3.00% 2016	8,725	9,313
Ecolab Inc. 4.35% 2021	1,500	1,706
International Paper Co. 7.95% 2018	9,550	12,273
Newcrest Finance Pty Ltd. 4.45% 20213	7,640	7,934
Reynolds Group Inc. 7.875% 2019	5,000	5,538
Ball Corp. 5.00% 2022	5,000	5,294
JMC Steel Group Inc. 8.25% 20183	5,175	5,214
FMG Resources 6.875% 20183	5,000	5,069
Inmet Mining Corp. 8.75% 20203	5,000	4,950
E.I. du Pont de Nemours and Co. 5.00% 2013	404	412
E.I. du Pont de Nemours and Co. 0.888% 20146	2,500	2,519
E.I. du Pont de Nemours and Co. 5.25% 2016	1,500	1,779
BHP Billiton Finance (USA) Ltd. 1.00% 2015	2,000	2,017
BHP Billiton Finance (USA) Ltd. 1.625% 2017	2,000	2,042
Arbermarle Corp. 5.10% 2015	3,500	3,813
ICI Wilmington, Inc. 5.625% 2013	3,500	3,683
Georgia-Pacific Corp. 5.40% 20203	2,500	2,955
Yara International ASA 7.875% 20193	2,225	2,837
Georgia Gulf Corp. 9.00% 20173	1,940	2,197
Airgas, Inc. 7.125% 2018	1,800	1,912
Praxair, Inc. 4.375% 2014	1,000	1,063
Potash Corp. of Saskatchewan Inc. 5.875% 2036	350	463
		326,736

ASSET-BACKED OBLIGATIONS5 — 0.23%
CWHEQ Revolving Home Equity Loan Trust, Series 2006-F, Class 2-A-1A, FSA insured, 0.389% 20366	13,851	10,067
CWHEQ Revolving Home Equity Loan Trust, Series 2006-I, Class 2-A, FSA insured, 0.389% 20376	4,902	3,797
CWHEQ Revolving Home Equity Loan Trust, Series 2007-B, Class A, FSA insured, 0.399% 20376	36,199	26,796
Hertz Vehicle Financing LLC, Rental Car Asset-backed Notes, Series 2009-2A, Class A-2, 5.29% 20163	17,500	19,247
IndyMac Home Equity Mortgage Loan Asset-backed Trust, Series 2007-H1, Class A-1, FSA insured, 0.406% 20376	25,232	18,452
AEP Texas Central Transitioning Funding II LLC, Secured Transition Bonds, Series A, Class A-3, 5.09% 2017	16,970	18,342
Mercedes-Benz Auto Lease Trust, Series 2011-1A, Class A3, 1.18% 20133	18,146	18,184
PG&E Energy Recovery Funding LLC, Series 2005-2, Class A-3, 5.12% 2014	12,322	12,409
CenterPoint Energy Transition Bond Co. III, LLC, Series 2008, Class A-1, 4.192% 2020	11,066	11,993
CWABS, Inc., Series 2004-15, Class AF-6, 4.613% 2035	9,491	9,322
PE Environmental Funding LLC, Series 2007-A, Class A-1, 4.982% 2016	6,048	6,295
Honda Auto Receivables Owner Trust, Series 2011-1, Class A-4, 1.80% 2017	6,000	6,125
FPL Recovery Funding LLC, Series 2007-A, Class A-2, 5.044% 2015	4,661	4,765
RAMP Trust, Series 2004-RS12, Class A-I-6, 4.547% 2034	4,120	4,028
Vanderbilt Mortgage and Finance, Inc., Series 2000-D, Class A-4, 7.715% 2027	474	482
Vanderbilt Mortgage and Finance, Inc., Series 2001-A, Class B-2, 9.14% 2031	2,214	2,272
GE SeaCo Finance SRL, Series 2004-1, Class A, AMBAC insured, 0.548% 20193,6	1,461	1,434
Impac CMB Grantor Trust, Series 2004-6, Class 1-A-1, 1.046% 20346	1,110	926
Impac CMB Grantor Trust, Series 2004-6, Class M-2, 1.146% 20346	857	462
Conseco Finance Securitizations Corp., Series 2002-2, Class A-2, 6.03% 2033	895	935
RSB BondCo LLC, Series A, Class A-1, 5.47% 2014	255	257
		176,590

INFORMATION TECHNOLOGY — 0.20%
Electronic Data Systems Corp., Series B, 6.00% 20136	10,000	10,484
Hewlett-Packard Co. 0.867% 20146	12,000	11,919
Hewlett-Packard Co. 4.30% 2021	1,350	1,388
Hewlett-Packard Co. 4.65% 2021	1,000	1,054
International Business Machines Corp. 1.95% 2016	13,225	13,809
International Business Machines Corp. 5.70% 2017	5,500	6,744
Xerox Corp. 6.40% 2016	602	687
Xerox Corp. 2.95% 2017	13,940	14,111
Xerox Corp. 6.75% 2017	280	328
Cisco Systems, Inc. 0.718% 20146	15,000	15,079
Samsung Electronics America, Inc., 1.75% 20173	14,850	15,003
National Semiconductor Corp. 6.60% 2017	10,000	12,536
SRA International, Inc., Term Loan B, 6.50% 20185,6,8	8,296	7,990
Google Inc. 1.25% 2014	7,500	7,638
eBay Inc. 1.35% 2017	7,500	7,563
First Data Corp., Term Loan D, 5.247% 20175,6,8	7,129	6,918
NXP BV and NXP Funding LLC 9.75% 20183	5,000	5,750
Lawson Software, Inc. 9.375% 20193	5,000	5,375
SunGard Data Systems Inc. 7.375% 2018	5,000	5,337
Freescale Semiconductor, Inc. 8.05% 2020	5,000	4,837
Jabil Circuit, Inc. 4.70% 2022	4,225	4,225
		158,775

MUNICIPALS — 0.02%
State of Illinois, General Obligation Bonds, Taxable Build America Bonds, Series 2010-3, 5.727% 2020	7,500	8,337
State of South Dakota, Educational Enhancement Funding Corp., Tobacco Settlement Asset-backed Bonds,
Series 2002-A, 6.72% 2025	4,274	4,310
		12,647

Total bonds & notes (cost: $16,732,922,000)		17,719,482

Short-term securities — 7.21%

Freddie Mac 0.08%–0.17% due 8/7/2012–2/4/2013	973,500	973,258
U.S. Treasury Bills 0.123%–0.195% due 8/16/2012–6/27/2013	947,100	946,649
Federal Home Loan Bank 0.106%–0.21% due 8/10/2012–6/14/2013	897,850	897,392
Fannie Mae 0.08%–0.17% due 8/1–11/14/2012	501,340	501,268
Wells Fargo & Co. 0.18% due 9/18–9/25/2012	212,000	211,903
Variable Funding Capital Company LLC 0.18%–0.20% due 8/17–10/15/20123	114,100	114,052
Federal Farm Credit Banks 0.17%–0.22% due 12/18/2012–7/5/2013	326,000	325,547
Straight-A Funding LLC 0.15%–0.18% due 8/8–9/26/20123	215,023	214,996
Coca-Cola Co. 0.15%–0.22% due 8/8–10/10/20123	206,400	206,372
Merck & Co. Inc. 0.11%–0.13% due 8/3–9/21/20123	180,700	180,679
Wal-Mart Stores, Inc. 0.10%–0.14% due 8/6–8/23/20123	173,475	173,469
General Electric Capital Corp. 0.17%–0.19% due 9/4–9/12/2012	84,000	83,985
General Electric Co. 0.15%–0.18% due 8/1–9/27/2012	75,000	74,988
PepsiCo Inc. 0.11%–0.12% due 8/15–8/29/20123	149,500	149,486
Abbott Laboratories 0.14%–0.17% due 8/13–9/17/20123	145,700	145,682
eBay Inc. 0.15%–0.16% due 9/12–9/19/20123	119,100	119,070
Procter & Gamble Co. 0.14% due 9/20–10/30/20123	90,000	89,976
National Rural Utilities Cooperative Finance Corp. 0.13% due 8/17/2012	35,000	34,998
Chevron Corp. 0.10% due 8/24/20123	35,000	34,998
Paccar Financial Corp. 0.18% due 8/14/2012	27,500	27,496
John Deere Credit Ltd. 0.14% due 8/10/20123	26,300	26,299
NetJets Inc. 0.14% due 8/6/20123	23,000	22,999
Medtronic Inc. 0.17% due 10/25/20123	20,000	19,988
Regents of the University of California 0.17% due 10/10/2012	19,400	19,389
Private Export Funding Corp. 0.22% due 8/13/20123	15,300	15,299

Total short-term securities (cost: $5,610,101,000)		5,610,238

Total investment securities (cost: $72,147,754,000)		79,519,346
Other assets less liabilities		(1,657,591)

Net assets		$77,861,755

As permitted by U.S. Securities and Exchange Commission regulations, “Miscellaneous” securities include holdings in their first year of acquisition that have not previously been publicly disclosed.

1The fund owns 5% or more of the outstanding voting shares of this company. See the table below for additional information.
2Security did not produce income during the last 12 months.

3Acquired in a transaction exempt from registration under Rule 144A or section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $3,758,194,000, which represented 4.83% of the net assets of the fund.

4Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities was $17,644,000, which represented .02% of the net assets of the fund.
5Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
6Coupon rate may change periodically.
7Index-linked bond whose principal amount moves with a government price index.

8Loan participations and assignments; may be subject to legal or contractual restrictions on resale. The total value of all such loans was $112,885,000, which represented .14% of the net assets of the fund.

9Step bond; coupon rate will increase at a later date.
10Payment in kind; the issuer has the option of paying additional securities in lieu of cash.

Investments in affiliates

A company is considered to be an affiliate of the fund under the Investment Company Act of 1940 if the fund’s holdings in that company represent 5% or more of the outstanding voting shares. Further details on these holdings and related transactions during the nine months ended July 31, 2012, appear below.

	Beginning shares or principal amount	Additions	Reductions	Ending shares or principal amount	Dividend or interest income (000)	Value of affiliates at 7/31/2012 (000)

SSE PLC	50,310,211	11,093,389	—	61,403,600	$75,360	$1,264,047
Sydney Airport	101,375,073	19,560,000	—	120,935,073	104,462	400,335
Darden Restaurants, Inc.	4,141,565	2,512,435	—	6,654,000	9,049	340,552
RPM International, Inc.	8,340,000	—	—	8,340,000	5,379	221,010
William Hill PLC	39,536,488	3,575,000	—	43,111,488	4,685	212,240
Siliconware Precision Industries Co., Ltd.	173,970,300	—	—	173,970,300	6,586	193,735
CapitaCommercial Trust	129,709,300	30,000,000	—	159,709,300	8,841	171,979
Starwood Property Trust, Inc.	2,675,000	4,002,000	—	6,677,000	4,504	148,630
R.R. Donnelley & Sons Co.*	6,071,000	6,135,957	—	12,206,957	7,926	147,948
Ratchaburi Electricity Generating
Holding PCL	94,250,000	—	—	94,250,000	3,212	143,007
Greene King PLC	14,073,299	—	—	14,073,299	1,477	132,168
Electricity Generating PCL	29,013,628	5,205,900	1,623,000	32,596,528	2,764	105,133
Hays PLC	89,975,129	—	9,600,000	80,375,129	1,187	94,827
Sunway Real Estate Investment Trust	112,985,100	61,964,900	—	174,950,000	2,599	79,942
Frasers Centrepoint Trust	47,864,000	5,600,000	—	53,464,000	2,726	77,335
Astoria Financial Corp.	6,405,000	—	—	6,405,000	1,921	60,335
CapitaRetail China Trust	43,545,000	—	—	43,545,000	1,523	50,215
Tesco Lotus Retail Growth Freehold
and Leasehold Property Fund	—	110,000,000	—	110,000,000	476	47,887
Cache Logistics Trust	41,000,000	—	—	41,000,000	2,425	36,407
Ekornes ASA	1,980,425	10,426	—	1,990,851	2,166	27,910
Orior AG	230,000	155,000	—	385,000	821	19,224
Elisa Oyj, Class A†	9,477,450	1,000,000	10,477,450	—	15,212	—
Fidelity National Financial, Inc. †	11,279,900	—	5,613,817	5,666,083	4,512	—
Koninklijke KPN NV†	41,254,549	33,843,351	75,097,900	—	47,573	—
Koninklijke KPN NV 8.375% 2030†	$11,140,000	—	—	$11,140,000	664	—
Link Real Estate Investment Trust†	117,175,000	11,730,000	65,000,000	63,905,000	14,963	—
Mapletree Industrial Trust†	84,753,000	—	10,030,000	74,723,000	4,173	—
VTech Holdings Ltd. †	13,454,000	—	1,175,800	12,278,200	9,520	—
					$346,706	$3,974,866

*This security was an unaffiliated issuer in its initial period of acquisition at 10/31/2011; it was not publicly disclosed.
†Unaffiliated issuer at 7/31/2012.

Valuation disclosures

Capital Research and Management Company (“CRMC”), the fund’s investment adviser, values the fund’s investments at fair value as defined by accounting principles generally accepted in the United States of America. The net asset value of each share class of the fund is generally determined as of approximately 4:00 p.m. New York time each day the New York Stock Exchange is open. Security transactions are recorded by the fund as of the date the trades are executed with brokers. Assets and liabilities, including investment securities, denominated in currencies other than U.S. dollars are translated into U.S. dollars at the exchange rates supplied by one or more pricing vendors on the valuation date.

Methods and inputs — The fund’s investment adviser uses the following methods and inputs to establish the fair value of the fund’s assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.

Equity securities are generally valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market on which the security trades.

Fixed-income securities, including short-term securities purchased with more than 60 days left to maturity, are generally valued at prices obtained from one or more pricing vendors. Vendors value such securities based on one or more of the inputs described in the following table. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed-income securities in which the fund is authorized to invest. However, these classifications are not exclusive, and any of the inputs may be used to value any other class of fixed-income security.

Fixed-income class	Examples of standard inputs
All
Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)

Corporate bonds & notes; convertible securities	Standard inputs and underlying equity of the issuer
Bonds & notes of governments & government agencies	Standard inputs and interest rate volatilities
Mortgage-backed; asset-backed obligations	Standard inputs and cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information
Municipal securities
Standard inputs and, for certain distressed securities, cash flows or liquidation values using a net present value calculation based on inputs that include, but are not limited to, financial statements and debt contracts

When the fund’s investment adviser deems it appropriate to do so (such as when vendor prices are unavailable or not deemed to be representative), fixed-income securities will be valued in good faith at the mean quoted bid and ask prices that are reasonably and timely available (or bid prices, if ask prices are not available) or at prices for securities of comparable maturity, quality and type.

Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are generally valued in the manner described above for either equity or fixed-income securities, depending on which method is deemed most appropriate by the fund’s investment adviser. Short-term securities purchased within 60 days to maturity are valued at amortized cost, which approximates fair value. The value of short-term securities originally purchased with maturities greater than 60 days is determined based on an amortized value to par when they reach 60 days. Forward currency contracts are valued at the mean of representative quoted bid and ask prices, generally based on prices supplied by one or more pricing vendors.

Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the fund’s investment adviser are fair valued as determined in good faith under fair value guidelines adopted by authority of the fund’s board of trustees as further described below. The investment adviser follows fair valuation guidelines, consistent with U.S. Securities and Exchange Commission rules and guidance, to consider relevant principles and factors when making fair value determinations. The investment adviser considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions. In addition, the closing prices of equity securities that trade in markets outside U.S. time zones may be adjusted to reflect significant events that occur after the close of local trading but before the net asset value of each share class of the fund is determined. Fair valuations and valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.

Processes and structure — The fund’s board of trustees has delegated authority to the fund’s investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Fair Valuation Committee”) to administer, implement and oversee the fair valuation process, and to make fair value decisions. The Fair Valuation Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation teams. The Fair Valuation Committee reviews changes in fair value measurements from period to period and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. The Fair Valuation Committee reports any changes to the fair valuation guidelines to the board of trustees with supplemental information to support the changes. The fund’s board and audit committee also regularly review reports that describe fair value determinations and methods.

The fund’s investment adviser has also established a Fixed-Income Pricing Review Group to administer and oversee the fixed-income valuation process, including the use of fixed-income pricing vendors. This group regularly reviews pricing vendor information and market data. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews, including an annual control self-evaluation program facilitated by the investment adviser’s compliance group.

Classifications — The fund’s investment adviser classifies the fund’s assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Certain securities trading outside the U.S. may transfer between Level 1 and Level 2 due to valuation adjustments resulting from significant market movements following the close of local trading. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The following table presents the fund’s valuation levels as of July 31, 2012 (dollars in thousands):

	Investment securities

	Level 1*	Level 2	Level 3	Total

Assets:
Common stocks:
Consumer staples	$11,604,501	$—	$—	$11,604,501
Telecommunication services	7,538,410	—	—	7,538,410
Utilities	7,246,954	—	—	7,246,954
Financials	6,149,732	—	—	6,149,732
Health care	5,605,805	—	—	5,605,805
Energy	4,519,804	—	—	4,519,804
Industrials	3,379,805	—	—	3,379,805
Consumer discretionary	2,715,917	—	—	2,715,917
Information technology	2,168,413	17,644	—	2,186,057
Materials	2,103,826	—	—	2,103,826
Miscellaneous	2,925,055	—	—	2,925,055
Preferred stocks	27,729	34,451	—	62,180
Convertible securities	72,656	78,924	—	151,580
Bonds & notes:
Mortgage-backed obligations	—	6,339,245	—	6,339,245
Corporate bonds & notes	—	7,050,110	—	7,050,110
Bonds & notes of U.S. government &
government agencies	—	3,662,039	—	3,662,039
Bonds & notes of governments & government
agencies outside the U.S.	—	478,851	—	478,851
Asset-backed obligations	—	176,590	—	176,590
Municipals	—	12,647	—	12,647
Short-term securities	—	5,610,238	—	5,610,238
Total	$56,058,607	$23,460,739	$—	$79,519,346

*Securities with a market value of $23,923,071,000, which represented 30.73% of the net assets of the fund, transferred from Level 2 to Level 1 since the prior fiscal year-end, primarily due to a lack of significant market movements following the close of local trading.

Federal income tax information	(dollars in thousands)

Gross unrealized appreciation on investment securities	$10,631,759
Gross unrealized depreciation on investment securities	(4,256,677)
Net unrealized appreciation on investment securities	6,375,082
Cost of investment securities for federal income tax purposes	73,144,264

Key to abbreviations

ADR = American Depositary Receipts
FDR = Fiduciary Depositary Receipts
GDR = Global Depositary Receipts
CAD = Canadian dollars
CHF = Swiss francs
MXN = Mexican pesos
PLN = Polish zloty

Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.

Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the fund prospectus and summary prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at 800/421-4225 or visit the American Funds website at americanfunds.com.

MFGEFP-912-0912O-S32881

ITEM 2 – Controls and Procedures

The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Investment Company Act of 1940), that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 3 – Exhibits

The certifications required by Rule 30a-2 of the Investment Company Act of 1940 and Section 302 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

CAPITAL INCOME BUILDER

By /s/ James B. Lovelace
James B. Lovelace, Vice Chairman and Principal Executive Officer

Date: September 28, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By /s/ James B. Lovelace
James B. Lovelace, Vice Chairman and Principal Executive Officer

Date: September 28, 2012

By /s/ Neal F. Wellons
Neal F. Wellons, Treasurer and Principal Financial Officer

Date: September 28, 2012